UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Brian C. Janssen

American Funds Tax-Exempt Fund of New York

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months ended January 31, 2019

Invest in
municipal bonds
for tax-advantaged
income.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2018 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2018 (as supplemented to date).

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–1.59%	0.26%	0.83%	0.58%
Limited Term Tax-Exempt Bond Fund of America	–1.44	1.15	2.96	0.59

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	–3.02	3.05	4.79	0.52
American High-Income Municipal Bond Fund	–2.22	5.10	7.25	0.68
The Tax-Exempt Fund of California	–3.07	3.26	5.74	0.60
American Funds Tax-Exempt Fund of New York	–3.39	2.83	3.02	0.72 †

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.
†	The net expense ratio for American Funds Tax-Exempt Fund of New York was 0.68% as of the prospectus dated October 1, 2018.

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2019, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

11	Investment portfolios

44	Financial statements

52	Notes to financial statements

70	Financial highlights

Fellow investors:

This report covers the results of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York for the six months ended January 31, 2019. The municipal bond market faced pressure during the first quarter of the funds’ fiscal year, as macro-economic issues and the upward direction of Treasury yields led to some concern among investors in fixed income. But those worries gave way to a more bullish tone later in the period due to stronger U.S. Treasury market conditions, relatively attractive municipal yields compared with Treasuries and a low level of issuance of tax-exempt securities. Against this backdrop, total returns ranged from 1.63% for The Tax-Exempt Bond Fund of America to 0.97% for American Funds Short-Term Tax-Exempt Bond Fund. (See pages 4 through 10 for fund specific results and information.)

Economic and market overview

The tax-exempt bond market turned out to be a spot of stability during a challenging period for both equity and fixed income markets due in part to attractive after-tax yields, access to high quality issues and tax-advantaged income. The municipal bond market index ended the calendar year up more than 1% while broader measures of the total bond market ended essentially flat. Equity volatility was also pronounced. The Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, declined 4.40% in 2018. Much of the strength in the municipal bond market occurred late in 2018 and early 2019 as bond market sentiment shifted. During the first six months of the funds’ fiscal year, the Bloomberg Barclays Municipal Bond Index, a market value-weighted index designed to represent the long-term investment-grade (bonds rated BBB/Baa and above) tax-exempt bond market, returned 2.05%.

At the start of the funds’ fiscal period last August, the municipal bond market weakened slightly as investors worried that stronger-than-expected economic data would keep the Federal Reserve on track to steadily increase interest rates. The U.S. economy grew at 3.4% during the third quarter, which was faster than the 2.2% recorded in the first quarter. Unemployment stood at 3.7% in September, below the 4.1% rate it finished in 2017, which was already a 17-year low. Inflation remained muted, ending the third quarter at 2.3%. The Federal Open Market Committee raised its target federal funds rate twice over the six months, ending with a target rate of between 2.25% and 2.50% as of December 20, 2018. That was considerably higher than the 1.25% to 1.50% rate at the close of the prior year. The yield on the benchmark 10-year U.S. Treasury note was peaking at 3.05% as of September 30.

Tensions over global trade coupled with uncertainty around the midterm elections pressured fixed income markets through early November. But following the election, which put Democrats in control of the House, municipal bonds began to gain — following the lead of the U.S. Treasury market — with the 10-year note rallying. As of December 2018, the yield on the 10-year note, which moves opposite of price, had fallen to 2.69%. Meanwhile, the low supply of new issues created a favorable environment. Municipal issuance totaled $338 billion during 2018, which was down 25% from the previous year. Issuance had been unusually high in 2017 as many issuers came to market ahead of proposed tax

American Funds Tax-Exempt Funds	1

reforms that threatened to impact the municipal bond market. Changes in the tax code ultimately led to the elimination of most advance refundings of tax-exempt bonds.

Additionally, price changes in the municipal market continued to be relatively less correlated with equity markets and offered some stability in contrast to the volatility in other markets. Credit and curve positioning when fund managers believed they had identified value unrecognized by the market also helped the funds remain competitive with their primary benchmarks. Our long-term focus in sectors such as transportation, public power, housing and education results in higher exposure to revenue bonds than bonds issued by state and local governments. Not-for-profit hospitals are another theme in our tax-exempt security selection. Even in an uncertain health care sector, we have found favorable return potential amid a wave of hospital mergers and acquisitions.

Looking ahead

We maintain a relatively cautious approach to credit and duration risk across municipal portfolios. Market confidence is delicate as some investors remain unconvinced the Federal Reserve will completely back away from tightening. We are maintaining a comparatively neutral duration positioning.

The market’s longer term prospects look healthy, however. Going into 2019, the credit quality of municipal bonds continues to be generally sound. Even if the economy were to soften, the credit fundamentals of many municipal bonds are unlikely to be materially impaired. Given signals the Fed is looking to temper its rate-hiking plan, increases to the short end of the yield curve could moderate, creating a constructive environment for bond investors. For those seeking diversity from equities and preservation in their portfolios, tax-exempt bonds remain a solid option.

We believe that in the current low-yield environment we may continue to uncover potentially compelling investment opportunities. That being said, quality matters. Our focus on revenue bond issuers — which are not directly affected by the long-term liability issues facing state and local governments — present opportunity for long-term investors.

We thank you for the confidence you have placed in us and endeavor to be responsible stewards of your capital.

Sincerely,

Aaron Applebaum
President, American Funds Short-Term
Tax-Exempt Bond Fund

Mark A. Marinella
President, Limited Term Tax-Exempt
Bond Fund of America

Chad M. Rach
President, American High-Income
Municipal Bond Fund

Jerome H. Solomon
President, American Funds Tax-Exempt
Fund of New York

Karl J. Zeile
President, The Tax-Exempt Bond Fund
of America and The Tax-Exempt
Fund of California

March 15, 2019

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 28, 2019. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 40.8% tax rate.1

Class A shares	SEC 30-day yield	Equivalent taxable yield		12-month distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	1.45%	2.45%		1.43%
Limited Term Tax-Exempt Bond Fund of America	1.63	2.75		1.96

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.27	3.83		2.74
American High-Income Municipal Bond Fund	3.09	5.22		3.50
The Tax-Exempt Fund of California	1.84	4.01	[2]	2.79
American Funds Tax-Exempt Fund of New York	1.98	3.93	[3]	2.47

[1]	Based on 2019 federal tax rates. For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 54.10% federal and California state tax bracket.
[3]	For investors in the 49.62% federal and New York state tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund registered a total return of 0.97% for the first half of its fiscal year. This trailed the 1.25% return posted by the Bloomberg Barclays Municipal Short 1–5 Years Index, a market value-weighted index that includes investment-grade (rated BBB/Baa and above) tax-exempt bonds with maturities of one to five years. The fund outpaced the 0.88% return of the Lipper Short Municipal Debt Funds Average, a peer group measure.

For the six months the fund paid monthly dividends totaling 8 cents a share. This amounts to a federally tax-exempt income return of 0.77% for investors who reinvested dividends. This is equivalent to a taxable income return of 1.30% for investors in the 40.8%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In a volatile environment, the fund’s managers continued to seek relative stability. They maintained a focus on issues of slightly shorter duration and higher quality, but sought to participate in what they believed were attractive investment opportunities when market volatility rose. Returns for municipals were on the whole positive, with local government general obligation bonds and revenue bonds backing housing offsetting detractors.

At the close of the period more than 80% of the fund’s assets were invested in revenue bonds.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.42% tax-exempt distribution rate3 as of January 31, 2019.

If your taxable income is …				… then your marginal		The fund’s tax-exempt distribution rate of 1.42% is
Single		Joint		federal tax rate is …		equivalent to a taxable rate of …

$0 –	9,525	$0 –	19,050	10.0%		1.58%
9,526 –	38,700	19,051 –	77,400	12.0		1.61
38,701 –	82,500	77,401 –	165,000	22.0		1.82
82,501 –	157,500	165,001 –	250,000	24.0		1.87
–		250,001 –	315,000	27.8	[1]	1.97
157,501 –	200,000	–		32.0		2.09
–		315,001 –	400,000	35.8	[1]	2.21
200,001 –	500,000	400,001 –	600,000	38.8	[1]	2.32
Over 500,000		Over 600,000		40.8	[1]	2.40

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2019 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

The fund registered a total return of 1.49% for the six months ended January 31, a result that fell short of the 1.94% total return of the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index, a market value-weighted index that includes investment-grade (rated BBB/Baa and above) tax-exempt bonds with maturities of one to 10 years. By way of comparison, the fund narrowly outpaced the 1.48% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling about 16 cents a share. Those individuals who reinvested dividends received a federally tax-exempt income return of 1.03%. This is equivalent to a taxable income return of 1.74% for investors in the 40.8%1 maximum federal tax bracket. The fund’s managers focus primarily on investment-grade bonds. Given the expectation that rates would rise modestly going forward, the portfolio had been positioned fairly conservatively at the start of the fiscal year, which helped mitigate the impact of rising volatility during the six months.

As of the close of the period, nearly 88% of the portfolio was invested in bonds rated AAA/Aaa, AA/Aa or A.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.96% tax-exempt distribution rate3 as of January 31, 2019.

If your taxable income is …				… then your marginal		The fund’s tax-exempt distribution rate of 1.96% is
Single		Joint		federal tax rate is …		equivalent to a taxable rate of …

$0 –	9,525	$0 –	19,050	10.0%		2.18%
9,526 –	38,700	19,051 –	77,400	12.0		2.23
38,701 –	82,500	77,401 –	165,000	22.0		2.51
82,501 –	157,500	165,001 –	250,000	24.0		2.58
–		250,001 –	315,000	27.8	[1]	2.71
157,501 –	200,000	–		32.0		2.88
–		315,001 –	400,000	35.8	[1]	3.05
200,001 –	500,000	400,001 –	600,000	38.8	[1]	3.20
Over 500,000		Over 600,000		40.8	[1]	3.31

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2019 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	5

The Tax-Exempt Bond Fund of America

The fund generated a 1.63% total return during the six-month period ended January 31, trailing the 2.05% return of the Bloomberg Barclays Municipal Bond Index, a market value-weighted index designed to represent the long-term investment-grade (rated BBB/Baa and above) tax-exempt bond market. The fund’s result bested the 1.24% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure.

During the first half of its fiscal year, the fund paid monthly dividends totaling over 18 cents a share, amounting to a federally tax-exempt income return of 1.46% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.47% for investors in the 40.8%1 maximum federal tax bracket.

The fund was positioned relatively conservatively at the start of the fiscal year, as the fund’s managers were focused on upgrading the portfolio in an uncertain environment. This approach offered stability as the fund generated a positive return, albeit below the benchmark. At the close of the period more than 85% of the portfolio consisted of revenue bonds. Among the largest concentrations were holdings backing hospital facilities and water and sewer authorities. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The Tax-Exempt Bond Fund of America uses derivatives to manage its exposure to interest rates and credit. Instruments such as futures are used when cash bonds are unavailable or not attractively priced. On a stand-alone basis, the fund’s derivative positions had a positive value, as of this reporting period. However, derivatives are used for the efficient management of the portfolio and so the mark-to-market value of these instruments in isolation can give an incomplete view.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.74% tax-exempt distribution rate3 as of January 31, 2019.

If your taxable income is …				… then your marginal		The fund’s tax-exempt distribution rate of 2.74% is
Single		Joint		federal tax rate is …		equivalent to a taxable rate of …

$0 –	9,525	$0 –	19,050	10.0%		3.04%
9,526 –	38,700	19,051 –	77,400	12.0		3.11
38,701 –	82,500	77,401 –	165,000	22.0		3.51
82,501 –	157,500	165,001 –	250,000	24.0		3.61
–		250,001 –	315,000	27.8	[1]	3.80
157,501 –	200,000	–		32.0		4.03
–		315,001 –	400,000	35.8	[1]	4.27
200,001 –	500,000	400,001 –	600,000	38.8	[1]	4.48
Over 500,000		Over 600,000		40.8	[1]	4.63

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2019 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

The fund produced a total return of 1.21% for the first half of its fiscal year, lagging the Bloomberg Barclays High Yield Municipal Bond Index (a market value-weighted index composed of municipal bonds rated below BBB/Baa), which returned 1.38%. By comparison, the Bloomberg Barclays Municipal Bond Index, a measure of the investment-grade municipal market, recorded a return of 2.05%. Meanwhile the fund’s return doubled that of the Lipper High Yield Municipal Debt Funds Average (a peer group measure), which rose 0.60%.

For the six months, the fund paid monthly dividends totaling about 29 cents a share, amounting to a federally tax-exempt income return of 1.84% for investors who reinvested dividends. This is equivalent to a taxable income return of 3.11% for investors in the 40.8%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

Over a period that saw high-yield municipal bonds trail the broader tax-exempt market, the fund’s returns were muted. Holdings of bonds backing schools and utilities posted some of the strongest returns.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.51% tax-exempt distribution rate3 as of January 31, 2019.

If your taxable income is …				… then your marginal		The fund’s tax-exempt distribution rate of 3.51% is
Single		Joint		federal tax rate is …		equivalent to a taxable rate of …

$0 –	9,525	$0 –	19,050	10.0%		3.90%
9,526 –	38,700	19,051 –	77,400	12.0		3.99
38,701 –	82,500	77,401 –	165,000	22.0		4.50
82,501 –	157,500	165,001 –	250,000	24.0		4.62
–		250,001 –	315,000	27.8	[1]	4.86
157,501 –	200,000	–		32.0		5.16
–		315,001 –	400,000	35.8	[1]	5.47
200,001 –	500,000	400,001 –	600,000	38.8	[1]	5.74
Over 500,000		Over 600,000		40.8	[1]	5.93

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2019 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Fund of California

The fund posted a total return of 1.43% for the six months ended January 31. This result bested the 0.93% total return of the Lipper California Municipal Debt Funds Average, a peer group measure. The fund trailed the 1.65% return of the Bloomberg Barclays California Municipal Index, a market value-weighted index that includes only investment-grade (rated BBB/Baa and above) tax-exempt bonds of issuers within the state of California.

For the period, the fund paid monthly dividends totaling almost 26 cents a share. Those investors who reinvested dividends received an income return of 1.48%. This is equivalent to a taxable income return of 3.22% for investors in the 54.10%1 effective combined federal and California tax bracket. The California economy remains strong, growing at a 3.7% annual rate as of mid-2018, outpacing the national growth rate in 2018 of roughly 3.0%. With tax reform reducing the state and local tax deduction for some California taxpayers, municipal bonds may have increased appeal for residents in higher income tax brackets.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated 2019 taxable income below to determine your combined federal and California tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.79% tax-exempt distribution rate3 as of January 31, 2019.

If your taxable income is …				… then your marginal combined federal and California		The fund’s tax-exempt distribution rate of 2.79% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of …

$0 –	8,544	$0 –	17,088	11.00%		3.13%
8,545 –	9,525	17,089 –	19,050	12.00		3.17
9,526 –	20,255	19,051 –	40,510	14.00		3.24
20,256 –	31,969	40,511 –	63,938	16.00		3.32
31,970 –	38,700	63,939 –	77,400	18.00		3.40
38,701 –	44,377	77,401 –	88,754	28.00		3.88
44,378 –	56,085	88,755 –	112,170	30.00		3.99
56,086 –	82,500	112,171 –	165,000	31.30		4.06
82,501 –	157,500	165,001 –	250,000	33.30		4.18
–		250,001 –	315,000	37.10	[1]	4.44
157,501 –	200,000	–		41.30		4.75
–		315,001 –	400,000	45.10	[1]	5.08
200,001 –	286,492	400,001 –	572,984	48.10	[1]	5.38
286,493 –	343,788	572,985 –	600,000	49.10	[1]	5.48
343,789 –	500,000	–		50.10	[1]	5.59
–		600,001 –	687,576	51.10	[1]	5.71
500,001 –	572,980	687,577 –	1,000,000	52.10	[1]	5.82
572,981 –	1,000,000	1,000,001 –	1,145,960	53.10	[1]	5.95
Over 1,000,000		Over 1,145,960		54.10	[1]	6.08

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 54.10% marginal tax rate on their investment income.
[2]	Based on 2019 federal and 2018 California state tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2019. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

The fund recorded a total return of 1.40% for the first half of its fiscal year, trailing the Bloomberg Barclays New York Municipal Index, a market value-weighted index that includes only investment-grade (rated BBB/Baa and above) tax-exempt bonds of issuers within the state of New York, which returned 2.05%. The fund’s result topped the Lipper New York Municipal Debt Funds average, a peer group measure, which posted a 1.17% total return.

The fund paid monthly dividends totaling about 14 cents a share for the six months. This represents an income return of 1.30% for those who reinvested dividends. For investors in the 49.62%1 combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 2.58%. General obligation and revenue bonds supporting K-12 schools and higher education were beneficial to the fund’s return. Utility-related credits were also positive contributors.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated 2019 taxable income below to determine your combined federal and New York state tax rate,2,3 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.48% tax-exempt distribution rate4 as of January 31, 2019.

If your taxable income is …				… then your marginal combined federal and New York		The fund’s tax-exempt distribution rate of 2.48% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of …

$0 –	8,500	$0 –	17,150	14.00%		2.88%
8,501 –	9,525	17,151 –	19,050	14.50		2.90
9,526 –	11,700	19,051 –	23,600	16.50		2.97
11,701 –	13,900	23,601 –	27,900	17.25		3.00
13,901 –	21,400	27,901 –	43,000	17.90		3.02
21,401 –	38,700	43,001 –	77,400	18.33		3.04
38,701 –	80,650	77,401 –	161,550	28.33		3.46
80,651 –	82,500	161,551 –	165,000	28.57		3.47
82,501 –	157,500	165,001 –	250,000	30.57		3.57
–		250,001 –	315,000	34.37	[1]	3.78
157,501 –	200,000	–		38.57		4.04
–		315,001 –	323,200	42.37	[1]	4.30
–		323,201 –	400,000	42.65	[1]	4.32
200,001 –	215,400	–		45.37	[1]	4.54
215,401 –	500,000	400,001 –	600,000	45.65	[1]	4.56
500,001 –	1,077,550	600,001 –	2,155,350	47.65	[1]	4.74
Over 1,077,550		Over 2,155,350		49.62	[1]	4.92

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 49.62% marginal tax rate on their investment income.
[2]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[3]	Based on 2019 federal and 2018 New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by New York residents may be lower than those shown due to the availability of income tax deductions.
[4]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	9

Results at a glance

For periods ended January 31, 2019, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	1.47%	0.80%	—	1.24%
Bloomberg Barclays Municipal Short 1–5 Years Index	2.19	1.23	—	1.72
Lipper Short Municipal Debt Funds Average	1.55	0.84	—	1.15

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	2.11	1.60	2.91	3.80
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index	2.94	2.08	2.79	4.05
Lipper Short-Intermediate Municipal Debt Funds Average	2.56	1.48	2.31	3.36

The Tax-Exempt Bond Fund of America (Class A shares)	2.58	3.56	4.83	6.32
Bloomberg Barclays Municipal Bond Index	3.26	3.57	4.55	—	†
Lipper General & Insured Municipal Debt Funds Average	2.37	3.52	4.88	6.11

American High-Income Municipal Bond Fund (Class A shares)	3.05	5.45	7.21	5.46
Bloomberg Barclays Municipal Bond Index	3.26	3.57	4.55	5.22
Bloomberg Barclays High Yield Municipal Bond Index	6.46	5.98	8.57	—	†
Lipper High Yield Municipal Debt Funds Average	2.98	5.21	7.13	4.95

The Tax-Exempt Fund of California (Class A shares)	2.42	3.67	5.62	5.40
Bloomberg Barclays California Municipal Index	3.00	3.63	4.98	—	†
Lipper California Municipal Debt Funds Average	2.19	3.93	5.32	5.40

American Funds Tax-Exempt Fund of New York (Class A shares)	2.04	3.34	—	3.54
Bloomberg Barclays New York Municipal Index	3.00	3.45	—	3.49
Lipper New York Municipal Debt Funds Average	2.42	3.50	—	3.15

*	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
†	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited

Summary investment portfolio January 31, 2019

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 95.57%	Principal amount (000)	Value (000)
Alabama 1.42%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$5,500	$5,753
Other securities		10,407
		16,160

California 4.39%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2045 (put 2023)[1]	6,600	6,654
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 2.13% 2047 (put 2019)[1]	3,000	3,002
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2045 (put 2023)[1]	1,250	1,260
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.03% 2034 (put 2020)[1]	2,000	2,002
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 2.51% 2045 (put 2021)[1]	500	501
Other securities		36,614
		50,033

Colorado 1.82%
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 2049	6,500	6,993
Other securities		13,804
		20,797

District of Columbia 0.58%
G.O. Bonds, Series 2015-A, 5.00% 2024	5,255	6,108
Other securities		511
		6,619

Florida 4.22%
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	5,525	6,422
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Senior Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	7,530
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	5,265	5,675
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2021)	4,650	5,040
Other securities		23,418
		48,085

Hawaii 0.97%
Airports System Rev. Ref. Bonds, Series 2011, AMT, 5.00% 2019	5,000	5,064
Other securities		6,010
		11,074

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 10.08%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	$6,300	$6,508
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.875% 2025 (put 2019)	10,390	10,390
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.43% 2050 (put 2025)[1]	5,525	5,482
Metropolitan Water Reclamation Dist. of Greater Chicago, Limited Tax G.O.Rev. Ref. Bonds, Series 2016-B, 5.00% 2025	4,370	5,117
Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	5,000	5,585
Other securities		81,765
		114,847

Indiana 1.87%
Hobart Building Corp., First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,271
Other securities		15,011
		21,282

Iowa 0.58%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	4,945	5,340
Other securities		1,236
		6,576

Michigan 2.53%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	5,500	5,910
Other securities		22,899
		28,809

Minnesota 3.37%
G.O. Bonds, Series 2015-D, 5.00% 2025	4,775	5,694
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,790	6,039
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	4,685	5,046
Other securities		21,670
		38,449

Montana 0.74%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 1.98% 2037 (put 2023)[1]	5,125	5,100
Other securities		3,378
		8,478

Nebraska 1.25%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	6,700	6,856
Other securities		7,344
		14,200

New Jersey 2.29%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	6,150	6,660
Other securities		19,423
		26,083

New York 8.97%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2023	5,000	5,630
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.01% 2039 (put 2020)[1]	6,250	6,244
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	7,300	7,348
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,196
Other securities		77,779
		102,197

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
North Carolina 1.95%
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2018, 5.00% 2025	$5,000	$5,954
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	5,615	5,915
Other securities		10,304
		22,173

Oregon 1.68%
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Henry Apartments Project), Series 2018-J, 2.20% 2021 (put 2020)	7,075	7,092
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	4,300	4,723
Other securities		7,354
		19,169

Pennsylvania 3.22%
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	5,000	5,026
Other securities		31,692
		36,718

Texas 13.24%
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	6,000	6,040
G.O. Bonds, College Student Loan Bonds, Series 2013-B, AMT, 5.25% 2022	3,155	3,500
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 2.109% 2034 (put 2021)[1]	5,650	5,627
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	5,410	5,635
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	2,850	2,950
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	5,000	5,406
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	5,000	5,424
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,100
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	9,000	9,030
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	3,040	3,031
Other securities		103,055
		150,798

Utah 0.49%
G.O. Bonds, Series 2018, 5.00% 2021	5,200	5,612

Washington 2.73%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 1.88% 2045 (put 2023)[1]	6,150	6,132
G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	5,000	5,406
Other securities		19,549
		31,087

Wisconsin 3.87%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	5,000	5,513
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	5,000	5,655
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,070	2,058
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	6,000	6,041

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	$4,500	$4,668
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	4,910	5,035
Other securities		15,133
		44,103

Other states & U.S. territories 23.31%
Other securities		265,452

Total bonds, notes & other debt instruments (cost: $1,088,959,000)		1,088,801

Short-term securities 7.63%
State of Connecticut, Health and Educational Facs. Auth., IAM Commercial Paper (Yale University Issue), Series 2019-S-1, 1.77% 2/1/2019	3,200	3,200
State of Connecticut, Health and Educational Facs. Auth., IAM Commercial Paper (Yale University Issue), Series 2019-S-2, 1.76% 2/1/2019	2,000	2,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.60% 2022[1]	5,000	5,000
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	6,000	6,032
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-C, 4.00% 6/20/2019	3,750	3,784
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.58% 2042[1]	5,000	5,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2003, Series 2003-C-5, 1.60% 2031[1]	3,585	3,585
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010, Series 2010-G-5, 1.67% 2034[1]	1,500	1,500
State of Texas, City of Houston, Anticipation Rev. and Tax Notes, Series 2018, 4.00% 6/28/2019	4,000	4,037
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.58% 2040[1]	9,000	9,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	4,225	4,281
State of Virginia, Rector and Visitors of the University of Virginia, IAM Commercial Paper, Series 2019-A, 1.55% 3/6/2019	1,570	1,570
State of Virginia, Rector and Visitors of the University of Virginia, IAM Commerical Paper, Series 2019-A, 1.76% 2/5/2019	5,600	5,600
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.60% 2044[1]	1,500	1,500
Other securities		30,883

Total short-term securities (cost: $86,962,000)		86,972
Total investment securities 103.20% (cost: $1,175,921,000)		1,175,773
Other assets less liabilities (3.20)%		(36,464)

Net assets 100.00%		$1,139,309

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $4,991,000, which represented .44% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 1/31/2019 (000)	[3]	Unrealized appreciation (depreciation) at 1/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	389	April 2019	$ 77,800		$ 82,596		$406
5 Year U.S. Treasury Note Futures	Long	300	April 2019	30,000		34,458		104
10 Year Ultra U.S. Treasury Note Futures	Short	90	March 2019	(9,000)		(11,762)		(68)
								$442

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements

American Funds Tax-Exempt Funds	15

Limited Term Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2019

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 95.05%	Principal amount (000)	Value (000)
Alabama 1.16%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$12,620	$13,201
Other securities		33,432
		46,633

California 6.30%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2045 (put 2023)[1]	11,500	11,594
Other securities		241,348
		252,942

Colorado 2.54%
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	10,000	11,805
Other securities		90,033
		101,838

Florida 5.61%
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	9,275	10,781
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	11,249
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	11,475	12,126
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	15,350	16,547
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,462
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	10,800	11,295
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2019-A, 5.00% 2026	9,365	11,293
Other securities		139,206
		224,959

Georgia 1.83%
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,000	15,860
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	11,490	12,079
Other securities		45,596
		73,535

Illinois 12.56%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	12,092
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,530
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,436
City of Granite, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 2.25% 2027 (put 2019)	20,000	20,000

16	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.43% 2050 (put 2025)[1]	$11,625	$11,534
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	12,925	14,021
Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2027	10,000	11,835
Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	10,000	11,827
Other securities		398,492
		503,767

Maryland 1.23%
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2018, 5.00% 2031	11,000	13,335
Other securities		35,959
		49,294

Michigan 3.73%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	16,910	17,489
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	16,820	18,076
Other securities		113,977
		149,542

Minnesota 1.60%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	13,240	14,261
Other securities		49,805
		64,066

Nebraska 1.06%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	11,850	12,125
Other securities		30,417
		42,542

Nevada 2.03%
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2020	12,320	12,881
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	14,035	13,918
Other securities		54,496
		81,295

New York 8.29%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	9,040	10,797
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2030	12,000	14,549
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	18,000	18,118
New York City G.O. Bonds, Fiscal 2012, Series 2012-I, 5.00% 2020	5,000	5,249
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	1,500	1,709
New York City G.O. Bonds, Fiscal 2015, Series 2015-A, 5.00% 2025	3,000	3,479
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,159
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2026	3,500	4,219
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2027	5,000	6,041
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	4,300	5,157
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2026	5,000	6,027
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2025	10,000	11,283
Other securities		244,962
		332,749

American Funds Tax-Exempt Funds	17

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 9.66%
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 3.00% 2021	$10,580	$10,851
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	16,000	16,053
Other securities		360,580
		387,484

Virginia 1.14%
G.O. Bonds, Series 2015-A, 5.00% 2026	11,795	14,018
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	11,500	11,489
Other securities		20,352
		45,859

Washington 3.49%
G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,488
G.O. Bonds, Series 2016-A-1, 5.00% 2026	10,950	12,963
G.O. Bonds, Series 2018-C, 5.00% 2027	7,500	9,099
G.O. Rev. Ref. Bonds, Series 2016-R-B, 5.00% 2029	10,000	11,722
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2027	10,000	12,219
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.43% 2035 (put 2021)[1]	15,100	15,144
Other securities		73,210
		139,845

Wisconsin 3.33%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	14,007
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	12,069
Transportation Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	10,450	11,598
Other securities		96,012
		133,686

Other states & U.S. territories 29.49%
Other securities		1,183,428

Total bonds, notes & other debt instruments (cost: $3,782,084,000)		3,813,464

Short-term securities 6.66%
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.57% 2044[1]	14,150	14,150
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.60% 2022[1]	5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.58% 2043[1]	100	100
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	21,000	21,114
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-C, 4.00% 6/20/2019	8,000	8,073
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.58% 2042[1]	20,520	20,520
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.60% 2030[1]	2,300	2,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.60% 2035[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.60% 2035[1]	3,000	3,000
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2006-H-1, 1.63% 2036[1]	8,850	8,850
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-J-5, 1.60% 2028[1]	300	300
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.60% 2042[1]	18,700	18,700
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2014-D-3, 1.63% 2038[1]	5,870	5,870
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2008-B-3, 1.60% 2025[1]	8,400	8,400

18	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 1.60% 2044[1]	$5,000	$5,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2003, Series 2003-C-5, 1.60% 2031[1]	5,000	5,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010, Series 2010-G-5, 1.67% 2034[1]	1,000	1,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.60% 2045[1]	1,300	1,300
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-E-4, 1.63% 2045[1]	6,130	6,130
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2003-1-C, 1.63% 2022[1]	7,610	7,610
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.60% 2024[1]	15,100	15,100
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 1.60% 2038[1]	300	300
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.58% 2040[1]	4,000	4,000
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.60% 2044[1]	11,000	11,000
Other securities		91,631

Total short-term securities (cost: $266,934,000)		266,948
Total investment securities 101.71% (cost: $4,049,018,000)		4,080,412
Other assets less liabilities (1.71)%		(68,426)

Net assets 100.00%		$4,011,986

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $28,636,000, which represented .71% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

American Funds Tax-Exempt Funds	19

Limited Term Tax-Exempt Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 1/31/2019 (000)	[3]	Unrealized appreciation (depreciation) at 1/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	364	April 2019	$ 72,800		$ 77,288		$373
5 Year U.S. Treasury Note Futures	Long	1,622	April 2019	162,200		186,302		1,414
10 Year Ultra U.S. Treasury Note Futures	Short	475	March 2019	(47,500)		(62,077)		(347)
								$1,440

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements

20	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 96.30%	Principal amount (000)	Value (000)
Alabama 1.32%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$40,000	$41,841
Other securities		208,566
		250,407

California 7.27%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.53% 2045 (put 2024)[1]	30,850	31,418
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	28,205	36,440
Other securities		1,316,193
		1,384,051

Colorado 2.10%
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	29,815	30,893
Other securities		367,805
		398,698

Florida 6.42%
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,477
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 2042	39,670	40,818
Other securities		1,150,140
		1,221,435

Georgia 2.07%
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2013-A, 2.40% 2040 (put 2020)	31,610	31,566
Other securities		361,569
		393,135

Illinois 14.29%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2010, 5.00% 2021	5,750	6,040
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2011, 4.50% 2019	3,880	3,912
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 2033	3,500	3,777
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2019	2,250	2,272
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	2,135	2,331
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2026	1,010	1,106
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 2053	40,000	43,966
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2049	27,500	30,060
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	33,585	35,705
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	34,260	36,482

American Funds Tax-Exempt Funds	21

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	$26,575	$28,833
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	28,752
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	40,015	42,409
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	660	675
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	230	234
G.O. Bonds, Series 2013, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,011
G.O. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	980	1,034
G.O. Bonds, Series 2014, 5.00% 2020	5,290	5,420
G.O. Bonds, Series 2014, 5.00% 2021	1,000	1,040
G.O. Bonds, Series 2014, 5.00% 2024	2,000	2,131
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,795	2,991
G.O. Bonds, Series 2016, 5.00% 2028	4,840	5,179
G.O. Bonds, Series 2016, 5.00% 2033	7,200	7,528
G.O. Bonds, Series 2016, 5.00% 2034	1,925	2,005
G.O. Bonds, Series 2016, 5.00% 2037	7,500	7,757
G.O. Bonds, Series 2016, 5.00% 2038	14,000	14,452
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,000	2,048
G.O. Bonds, Series 2017-A, 5.00% 2036	11,500	11,974
G.O. Bonds, Series 2017-B, 5.00% 2019	6,000	6,117
G.O. Bonds, Series 2017-C, 5.00% 2029	18,250	19,570
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,150	4,313
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	7,000	7,371
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	8,000	8,610
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	25,355	27,466
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	8,000	8,652
G.O. Rev. Ref. Bonds, Series 2007, 5.25% 2021	2,275	2,372
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,371
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2019	2,660	2,695
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	10,000	10,842
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,227
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,151
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	1,320	1,426
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	3,500	3,789
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	3,000	3,259
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	6,000	6,497
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	2,565	2,706
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 2048	27,015	28,710
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,388
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	25,980	28,746
Other securities		2,171,487
		2,719,889

Kansas 0.88%
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 2.263% 2024[1]	28,000	27,995
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	44,740	49,160
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2013, 7.55% 2033 (preref. 2020)[2]	29,385	32,157
Other securities		57,507
		166,819

Louisiana 1.72%
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2046	25,895	27,931
Other securities		299,796
		327,727

22	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Michigan 3.88%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2036	$31,480	$32,376
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	36,360	38,559
Other securities		667,742
		738,677

Minnesota 0.65%
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	30,000	32,491
Other securities		91,716
		124,207

New Jersey 2.27%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	41,810	45,276
Other securities		385,892
		431,168

New York 7.54%
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.513% 2033 (put 2023)[1]	62,600	62,731
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	66,000	66,434
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	29,845	31,441
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	31,500	36,212
Other securities		1,237,164
		1,433,982

North Carolina 0.74%
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.088% 2041 (put 2022)[1]	52,050	51,869
Other securities		88,752
		140,621

Pennsylvania 4.70%
University of Pittsburgh - Of the Commonwealth System of Higher Education, PANTHERS, Series 2018, (SIFMA Municipal Swap Index + 0.24%) 1.67% 2021[1]	42,235	42,172
Other securities		852,826
		894,998

South Carolina 1.29%
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	32,000	34,785
Other securities		211,249
		246,034

Tennessee 1.12%
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2029 (preref. 2023)	31,610	35,512
Other securities		176,787
		212,299

Texas 9.75%
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2041	26,405	29,829
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	35,261
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2043	31,970	36,003
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	40,795	30,976
Other securities		1,723,295
		1,855,364

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia 2.64%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[2]	$41,100	$43,119
Other securities		458,553
		501,672

Washington 3.06%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	35,000	39,356
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.43% 2035 (put 2021)[1]	49,750	49,894
Other securities		493,927
		583,177

Wisconsin 2.45%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	54,460	55,042
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-2, (SIFMA Municipal Swap Index + 0.45%) 1.88% 2054 (put 2022)[1]	31,145	31,031
Other securities		380,046
		466,119

Other states & U.S. territories 20.14%
Other securities		3,832,248

Total bonds, notes & other debt instruments (cost: $18,048,983,000)		18,322,727

Short-term securities 3.42%
Freddie Mac Multi Family Certificates, Class A, Series 2018-M-042, (SIFMA Municipal Swap Index + 0.30%) 1.68% 2033[1]	37,245	37,245
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.60% 2025[1]	10,825	10,825
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.60% 2029[1]	20,255	20,255
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.60% 2040[1]	17,560	17,560
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.60% 2051[1]	10,470	10,470
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.60% 2022[1]	15,945	15,945
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.60% 2035[1]	19,450	19,450
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	32,500	32,675
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-C, 4.00% 6/20/2019	57,000	57,517
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.60% 2030[1]	22,500	22,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.60% 2030[1]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.60% 2035[1]	16,800	16,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.60% 2035[1]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.60% 2035[1]	6,000	6,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-C-1A, 4.00% 2/15/2019	15,000	15,014
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-C-1D, 4.00% 2/15/2019	20,000	20,018
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	35,000	35,402
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-2, 5.00% 2021	5,000	5,327

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2006-H-1, 1.63% 2036[1]	$1,680	$1,680
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-J-5, 1.60% 2028[1]	5,530	5,530
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-3, 1.60% 2036[1]	16,715	16,715
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.60% 2042[1]	7,855	7,855
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2008-B-3, 1.60% 2025[1]	5,000	5,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 1.60% 2044[1]	20,310	20,310
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012, Series 2012-A, 1.63% 2044[1]	5,305	5,305
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 1.60% 2049[1]	1,045	1,045
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1995, 1.60% 2020[1]	16,600	16,600
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.60% 2024[1]	1,200	1,200
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.60% 2044[1]	12,800	12,800
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.60% 2044[1]	4,000	4,000
Other securities		196,648

Total short-term securities (cost: $651,660,000)		651,691
Total investment securities 99.72% (cost: $18,700,643,000)		18,974,418
Other assets less liabilities 0.28%		53,250

Net assets 100.00%		$19,027,668

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $6,547,000, which represented .03% of the net assets of the fund.

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[3]	Value at 1/31/2019 (000)	[4]	Unrealized appreciation (depreciation) at 1/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	3,645	April 2019	$729,000		$773,936		$4,712
5 Year U.S. Treasury Note Futures	Long	3,000	April 2019	300,000		344,578		1,850
30 Year Ultra U.S. Treasury Bond Futures	Short	1,200	March 2019	(120,000)		(193,350)		(7,004)
								$(442)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $363,442,000, which represented 1.91% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements

26	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund	unaudited
Summary investment portfolio January 31, 2019

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 96.96%	Principal amount (000)	Value (000)
Arizona 2.73%
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools East Mesa and Cadence Campuses), Series 2017-A, 4.00% 2022[1]	$18,900	$18,599
Other securities		166,326
		184,925

California 6.13%
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	25,575	21,867
Other securities		393,489
		415,356

Colorado 5.51%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 2032	8,905	9,384
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	12,230	13,023
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	13,800	14,040
Other securities		336,809
		373,256

District of Columbia 0.86%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	173,025	26,774
Other securities		31,763
		58,537

Florida 5.33%
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	18,598
Other securities		342,498
		361,096

Georgia 1.80%
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2017-C, 4.125% 2045	13,525	13,192
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	19,100	19,969
Other securities		89,030
		122,191

American Funds Tax-Exempt Funds	27

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii 0.46%
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 2037	$13,800	$13,942
Other securities		16,962
		30,904

Illinois 15.16%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	8,890	9,104
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,652
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	6,910	7,759
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	26,060	30,718
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	3,000	3,159
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[1]	3,500	4,204
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	28,185	33,358
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,079
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,111
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,234
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,560
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,111
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	5,000	5,042
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	12,000	12,344
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	7,800	7,849
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	1,015	792
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	2,170	1,270
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B-1, National insured, 0% 2031	5,210	3,050
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2024	2,070	1,684
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,405	12,423
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	8,635	8,664
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	14,830	16,987
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	21,750	23,123
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	19,500	17,694
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	17,165	18,278
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	19,125	20,269
G.O. Bonds, Series 2013, 5.00% 2021	860	900
G.O. Bonds, Series 2013, 5.00% 2023	685	730
G.O. Bonds, Series 2014, 5.00% 2022	885	932
G.O. Bonds, Series 2014, 5.00% 2024	3,000	3,197
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,140
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,137

28	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount	Value
	(000)	(000)
G.O. Bonds, Series 2014, 5.00% 2039	$13,550	$13,783
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,074
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,605
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,182
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,032
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,176
G.O. Bonds, Series 2017-A, 5.00% 2035	1,000	1,043
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,124
G.O. Bonds, Series 2017-B, 5.00% 2019	3,550	3,619
G.O. Bonds, Series 2017-C, 5.00% 2029	7,500	8,043
G.O. Bonds, Series 2017-D, 5.00% 2027	13,770	14,956
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	10,000	10,833
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	10,500	11,356
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	408
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,242
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,227
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	787
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,500	2,668
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	3,750	4,051
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,500	5,954
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	2,000	2,173
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	4,000	4,331
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,160
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	3,000	3,164
Other securities		655,693
		1,026,238

Indiana 1.74%
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	17,560	17,596
Other securities		99,890
		117,486

Iowa 0.89%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	12,450	13,210
Other securities		47,229
		60,439

Massachusetts 1.57%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	15,000	15,044
Other securities		91,555
		106,599

Michigan 3.02%
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,161
Other securities		191,088
		204,249

New Jersey 4.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.03% 2028[2]	13,500	13,430
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 4.875% 2019	6,960	7,057
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,777
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,694
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,232
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,843

American Funds Tax-Exempt Funds	29

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	$4,500	$4,953
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,513
Other securities		202,025
		270,524

New York 4.14%
City of Glen Cove, Local Econ. Assistance Corp., Convertible Capital Appreciation Rev. Bonds (Garvies Point Public Improvement Project), Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[3]	16,320	13,265
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	13,875
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	32,000	32,210
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	15,850	16,396
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,039
Other securities		186,714
		280,499

Ohio 4.51%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037[3]	9,060	8,914
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	15,670	14,591
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	61,020	60,489
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	18,250	19,773
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2053	20,455	21,482
Other securities		179,982
		305,231

Oklahoma 0.66%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	16,981
Other securities		27,454
		44,435

Pennsylvania 5.63%
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	17,849
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	14,440	15,497
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,320	13,068
Other securities		335,069
		381,483

Puerto Rico 3.26%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	23,055	21,326
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	15,180	15,771
Other securities		183,560
		220,657

30	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount	Value
	(000)	(000)
Texas 6.29%
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	$21,330	$21,790
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,065
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,218
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 2028	15,000	17,199
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	5,923
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,745	7,364
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,261
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-C, AMT, 5.00% 2020	8,485	8,760
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	17,800	13,516
Other securities		334,799
		425,895

Utah 0.50%
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[1]	27,800	27,320
Other securities		6,883
		34,203

Virginia 1.92%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[1]	27,900	29,270
Other securities		100,495
		129,765

Wisconsin 2.59%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	14,905	15,285
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-3, AMT, 2.15% 2027 (put 2019)	17,000	17,000
Other securities		143,125
		175,410

Other states & U.S. territories 18.26%
Other securities		1,235,162

Total bonds, notes & other debt instruments (cost: $6,465,728,000)		6,564,540

Short-term securities 2.86%
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	19,000	19,102
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-C, 4.00% 6/20/2019	15,000	15,136
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.60% 2030[2]	10,125	10,125
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 1.60% 2030[2]	600	600
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.60% 2035[2]	2,000	2,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-C-1A, 4.00% 2/15/2019	1,500	1,501
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-C-1D, 4.00% 2/15/2019	16,900	16,915

American Funds Tax-Exempt Funds	31

American High-Income Municipal Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.59% 2050[2]	$1,000	$1,000
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.60% 2024[2]	700	700
Other securities		126,724

Total short-term securities (cost: $193,782,000)		193,803
Total investment securities 99.82% (cost: $6,659,510,000)		6,758,343
Other assets less liabilities 0.18%		12,231

Net assets 100.00%		$6,770,574

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $6,632,000, which represented .10% of the net assets of the fund.

32	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Futures contracts

								Unrealized
								appreciation
				Notional		Value at		(depreciation)
		Number of		amount	[4]	1/31/2019	[5]	at 1/31/2019
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	660	April 2019	$132,000		$140,136		$935
30 Year Ultra U.S. Treasury Bond Futures	Short	475	March 2019	(47,500)		(76,534)		(3,931)
								$(2,996)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $860,351,000, which represented 12.71% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements

American Funds Tax-Exempt Funds	33

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2019

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 95.82%	Principal amount (000)	Value (000)
California 94.86%
State issuers 36.20%
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	$10,575	$10,663
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,198
G.O. Bonds, Series 2009, 6.00% 2039	2,000	2,060
G.O. Bonds, Series 2011, 5.25% 2028	5,000	5,439
G.O. Bonds, Series 2011, 5.25% 2028	2,000	2,171
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 1.86% 2029 (put 2023)[1]	1,500	1,496
G.O. Bonds, Series 2015, 5.25% 2032	5,000	5,849
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	11,000	9,297
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2044	12,940	13,217
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	9,548
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	11,000	12,994
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031 (preref. 2020)	8,000	8,525
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.63% 2037 (put 2022)[1]	8,500	8,684
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 2.249% 2047 (put 2019)[1]	10,000	10,006
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), Series 2009, 5.50% 2039 (preref. 2019)	1,500	1,500
Municipal Fin. Auth., Charter School Rev. Bonds (Bella Mente Montessori Academy), Series 2018-A, 5.00% 2048[2]	1,150	1,188
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2027	300	355
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2028	150	179
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2029	225	266
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2030	225	264
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2031	200	233
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2032	225	261
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2033	225	259
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	3,900	3,847
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2025	585	669
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2031	2,695	3,074
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2034	1,320	1,488
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2035	1,000	1,122
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2043	3,000	3,277
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	8,705	9,474
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2040	4,610	5,070
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2043	6,525	7,126
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2043	2,000	2,191

34	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2052	$7,500	$8,121
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Company Project), Series 2016, AMT, 4.75% 2046	11,475	12,303
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2030	2,585	2,980
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2032	1,165	1,323
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2038	1,000	1,102
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2048	2,000	2,181
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2048	1,500	1,618
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,500	1,524
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,056
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010-A, 4.50% 2029	2,705	2,744
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 2042	1,240	1,263
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2032	1,000	1,174
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2033	1,150	1,340
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2035	1,465	1,686
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,241
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	6,966
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 2058[2]	1,000	1,089
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2041[2]	10,920	11,785
Statewide Communities Dev. Auth., Student Housing Rev. Custodial Bonds, Series 2017, 4.305% 2032	8,300	8,646
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	750	864
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	3,750	4,306
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2018-O, 5.00% 2048	2,695	3,063
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	1,585	1,654
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,038
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.67%) 2.422% 2037[1]	5,100	4,707
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.74%) 2.492% 2043[1]	8,000	7,024
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	17,915	19,124
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	8,155	8,391
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AW, 4.00% 2035	20,840	22,479
Other securities		526,021
		830,803

City, county & other issuers 58.66%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	1,939
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,261
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	2,000	2,232
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,108

American Funds Tax-Exempt Funds	35

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	$3,790	$4,187
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,632
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,080
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,693
Baldwin Park Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	6,987
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	7,350	7,811
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2045 (put 2023)[1]	2,000	2,016
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.53% 2045 (put 2024)[1]	7,900	8,045
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.03% 2034 (put 2020)[1]	825	826
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 2.13% 2034 (put 2021)[1]	4,000	4,011
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 2047 (put 2025)	1,000	1,043
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 2.51% 2045 (put 2021)[1]	2,100	2,104
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	5,000	5,596
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,012
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,681
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	1,475	1,615
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2028	4,500	5,676
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	6,740
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 2.014% 2034 (put 2021)[1]	11,675	11,678
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	8,065	8,631
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,583
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,646
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2036	6,915	7,280
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,681
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,743
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	568
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2036	1,000	1,124
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,170
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,156
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,151
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,432
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,142
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,593

36	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	$1,260	$1,428
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2033	1,255	1,462
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	1,345	1,547
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2037	1,450	1,661
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2044	2,880	3,242
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 2032	5,000	5,858
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2033	5,880	6,942
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2049	10,000	11,489
Oakland Unified School Dist., G.O. Bonds, Series 2015-A, 5.00% 2040	5,550	6,344
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2045	6,770	7,692
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	9,350	6,771
County of Sacramento, Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 2.364% 2035[1]	13,500	13,163
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	11,821
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	11,000	12,368
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	6,860
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,531
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,206
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2020	2,080	2,150
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,263
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,123
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,666
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	5,000	5,520
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	8,997
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,800
Twin Rivers Unified School Dist., G.O. Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 2041	15,700	6,210
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	10,763
Other securities		1,051,803
		1,346,553

Guam 0.37%
Other securities		8,496

Puerto Rico 0.59%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,900	8,207
Other securities		5,422
		13,629

Total bonds, notes & other debt instruments (cost: $2,151,674,000)		2,199,481

American Funds Tax-Exempt Funds	37

The Tax-Exempt Fund of California

Short-term securities 4.10%	Principal amount (000)	Value (000)
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.34% 2035[1]	$18,725	$18,725
Kindergarten-University Public Education Facs. Bonds, Series 2004-B-3, 1.35% 2034[1]	6,000	6,000
County of Los Angeles, Lease Rev. IAM Commercial Paper, Series 2019-B, 1.47% 2/6/2019	5,000	5,000
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	1,750	1,767
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.34% 2025[1]	2,500	2,500
Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 1.41% 2042[1]	6,700	6,700
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.34% 2024[1]	14,410	14,410
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 1.33% 2048[1]	4,600	4,600
Regents of the University of California, IAM Commercial Paper, Series 2019-A, 1.43% 2/21/2019	13,000	13,000
Regents of the University of California, IAM Commercial Paper, Series 2019-A, 1.48% 3/5/2019	11,000	11,000
Regents of the University of California, IAM Commercial Paper, Series 2019-A, 1.56% 3/7/2019	4,000	4,000
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2019-1, 1.45% 3/7/2019	1,900	1,900
Other securities		4,510

Total short-term securities (cost: $94,111,000)		94,112
Total investment securities 99.92% (cost: $2,245,785,000)		2,293,593
Other assets less liabilities 0.08%		1,798

Net assets 100.00%		$2,295,391

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $75,210,000, which represented 3.28% of the net assets of the fund.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements

38	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York	unaudited
Summary investment portfolio January 31, 2019

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 92.55%	Principal amount (000)	Value (000)
New York 90.32%
State issuers 46.01%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2026	$500	$573
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	252
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	500	562
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	1,500	1,612
Dormitory Auth., Income Tax Rev. Bonds, Series 2009-A, 5.25% 2025 (preref. 2019)	1,160	1,161
Dormitory Auth., Income Tax Rev. Bonds, Series 2017-B, 5.00% 2042	1,130	1,281
Dormitory Auth., Montefiore Obligated Group Bonds, Series 2018-A, 5.00% 2031	1,000	1,155
Dormitory Auth., New York University Rev. Bonds, Series 2018-A, 5.00% 2032	500	598
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,611
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2040[1]	1,000	1,074
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 2035[1]	1,000	1,104
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2018-A, 5.00% 2032	1,000	1,158
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,110	1,198
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 2037	1,000	1,191
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,062
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	1,250	1,337
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,611
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,558
Long Island Power Auth., Electric System General Rev. Bonds, Series 2008-A, 6.00% 2033 (preref. 2019)	1,595	1,612
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	500	537
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,385
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	844
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.513% 2033 (put 2023)[2]	1,500	1,503
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,153
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	3,000	3,361

American Funds Tax-Exempt Funds	39

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 2.43% 2020[2]	$2,000	$2,012
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	273
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.01% 2039 (put 2020)[2]	500	499
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	1,951
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	323
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	836
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.418% 2032 (put 2021)[2]	600	604
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,044
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	750	887
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	265	272
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	320	326
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	450	460
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,525	1,590
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	715	738
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	255	262
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	965	999
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	610	639
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	580	611
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	500	538
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	20	20
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	995	998
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	715	732
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	1,545	1,622
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	55	56
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,056
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,135
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,058
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	533
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	548
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,621
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	1,125	1,164
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	524
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,592
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	1,500	1,725
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	750	858
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2026	1,500	1,798
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,150
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038 (preref. 2019)	1,000	1,004
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2035	1,170	1,349
Other securities		45,550
		113,450

40	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
City, county & other issuers 44.31%
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	$1,600	$1,783
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,122
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	549
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,497
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2019	485	486
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	536
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	560
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,045
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,794
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	750	753
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	531
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,059
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	486
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	955	1,012
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	45	48
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	435	467
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	565	612
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	2,700	3,133
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	1,000	1,147
County of Nassau, G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,405
County of Nassau, G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,178
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	500	584
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,061
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,139
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	1,000	1,182
New York City G.O. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2031	1,000	1,154
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2034	1,000	1,148
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,830
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	1,000	1,190
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2032	1,720	2,034
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	1,150	1,332
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	756
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	892
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	396
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	748
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,679
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-EE, 5.375% 2043	1,000	1,063
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-EE, 5.00% 2045	500	553
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-HH, 5.00% 2039	500	562
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 2047	1,055	1,189

American Funds Tax-Exempt Funds	41

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2033	$750	$880
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 2046	1,250	1,413
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-EE, 5.00% 2040	2,000	2,292
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.25% 2049	1,500	1,743
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2036	750	867
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	1,000	1,135
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2036	1,000	1,161
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	742
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025 (preref. 2020)	300	319
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,169
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	1,000	1,125
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	750	853
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2042	1,000	1,129
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 2042	1,080	1,115
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2036	2,380	2,781
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2026	1,000	1,189
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,951
Town of Southold, Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,536
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,053
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	138
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	934
County of Westchester, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	107
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,256
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,062
Other securities		38,635
		109,280

Other U.S. Territories 2.23%
Other securities		5,491

Total bonds, notes & other debt instruments (cost: $224,683,000)		228,221

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Short-term securities 7.01%	Principal amount (000)	Value (000)
Dormitory Auth., IAM Commercial Paper, Series 2002-C, 1.72% 2/5/2019	$2,000	$2,000
Dormitory Auth., IAM Commercial Paper, Series 2002-C, 1.77% 3/4/2019	2,000	2,000
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 2.15% 2030 (put 2019)[3]	3,000	3,000
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	1,500	1,517
New York City G.O. Bonds, Fiscal 2006, Series 2006-H-1, 1.63% 2036[2]	1,000	1,000
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Fiscal 2019, Series 2019-A-4, 1.63% 2045[2]	4,000	4,000
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 1.58% 2037[2]	1,055	1,055
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 1.58% 2037[2]	2,400	2,400
Other securities		300

Total short-term securities (cost: $17,274,000)		17,272
Total investment securities 99.56% (cost: $241,957,000)		245,493
Other assets less liabilities 0.44%		1,094

Net assets 100.00%		$246,587

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $10,170,000, which represented 4.12% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

American Funds Tax-Exempt Funds	43

Financial statements

Statements of assets and liabilities
at January 31, 2019

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$1,175,773		$4,080,412
Cash	256		668
Cash pledged for futures contracts	292		778
Receivables for:
Sales of investments	—		10,703
Sales of fund’s shares	2,021		12,334
Interest	9,006		35,487
Variation margin on futures contracts	154		443
Other	128		492
	1,187,630		4,141,317

Liabilities:
Payables for:
Purchases of investments	44,137		120,892
Repurchases of fund’s shares	3,672		6,006
Dividends on fund’s shares	41		519
Investment advisory services	349		782
Services provided by related parties	49		784
Trustees’ deferred compensation	31		133
Variation margin on futures contracts	42		214
Other	—	*	1
	48,321		129,331
Net assets at January 31, 2019	$1,139,309		$4,011,986

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,144,320		$3,982,882
Total (accumulated loss) distributable earnings	(5,011)		29,104
Net assets at January 31, 2019	$1,139,309		$4,011,986

Investment securities in unaffiliated issuers, at cost	$1,175,921		$4,049,018

*	Amount less than one thousand.

See notes to financial statements

44	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$18,974,418	$6,758,343	$2,293,593	$245,493
1,867	1,082	171	77
2,451	1,693	—	—

28,012	9,992	14,898	—
95,300	13,781	4,190	914
179,254	65,351	27,648	2,451
1,703	160	—	—
2,531	1,072	328	33
19,285,536	6,851,474	2,340,828	248,968

210,926	64,829	39,029	2,000
36,528	10,719	4,636	131
2,480	1,695	700	112
3,351	1,612	565	69
2,385	1,294	377	50
615	125	129	1
1,575	624	—	—
8	2	1	18
257,868	80,900	45,437	2,381
$19,027,668	$6,770,574	$2,295,391	$246,587

$18,752,162	$6,692,941	$2,250,366	$243,006
275,506	77,633	45,025	3,581
$19,027,668	$6,770,574	$2,295,391	$246,587

$18,700,643	$6,659,510	$2,245,785	$241,957

American Funds Tax-Exempt Funds	45

Statements of assets and liabilities
at January 31, 2019

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$784,202	$2,945,319
	Shares outstanding	77,980	188,970
	Net asset value per share	$10.06	$15.59
Class C:	Net assets		$20,243
	Shares outstanding	Not applicable	1,299
	Net asset value per share		$15.59
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.06	$15.59
Class F-1:	Net assets	$7,238	$56,546
	Shares outstanding	720	3,628
	Net asset value per share	$10.06	$15.59
Class F-2:	Net assets	$179,945	$450,950
	Shares outstanding	17,893	28,933
	Net asset value per share	$10.06	$15.59
Class F-3:	Net assets	$42,388	$245,868
	Shares outstanding	4,215	15,774
	Net asset value per share	$10.06	$15.59
Class R-6:	Net assets	$125,526	$293,050
	Shares outstanding	12,482	18,802
	Net asset value per share	$10.06	$15.59

See notes to financial statements

46	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$9,924,960	$4,124,866	$1,626,350	$177,453
773,853	263,039	93,377	16,706
$12.83	$15.68	$17.42	$10.62
$397,593	$226,896	$65,765	$11,148
31,000	14,469	3,776	1,050
$12.83	$15.68	$17.42	$10.62
$10	$10	$10	$10
1	1	1	1
$12.83	$15.68	$17.42	$10.62
$329,985	$171,663	$68,987	$1,831
25,729	10,947	3,961	172
$12.83	$15.68	$17.42	$10.62
$2,305,622	$951,911	$355,931	$26,943
179,770	60,703	20,436	2,537
$12.83	$15.68	$17.42	$10.62
$5,488,191	$713,735	$178,348	$29,202
427,915	45,514	10,239	2,749
$12.83	$15.68	$17.42	$10.62
$581,307	$581,493
45,325	37,081	Not applicable	Not applicable
$12.83	$15.68

American Funds Tax-Exempt Funds	47

Statements of operations
for the six months ended January 31, 2019

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Investment income:
Income:
Interest	$11,106	$51,968

Fees and expenses*:
Investment advisory services	1,873	4,541
Distribution services	565	4,545
Transfer agent services	183	825
Administrative services	114	398
Reports to shareholders	12	53
Registration statement and prospectus	161	252
Trustees’ compensation	2	7
Auditing and legal	1	2
Custodian	1	5
Federal, state and local taxes	1	7
Other	2	7
Total fees and expenses	2,915	10,642
Net investment income	8,191	41,326

Net realized (loss) gain and unrealized appreciation (depreciation):
Net realized (loss) gain on:
Investments in unaffiliated issuers	(1,819)	(3,707)
Futures contracts	(211)	(113)
	(2,030)	(3,820)

Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,530	19,251
Futures contracts	543	1,351
	5,073	20,602
Net realized (loss) gain and unrealized appreciation (depreciation)	3,043	16,782
Net increase in net assets resulting from operations	$11,234	$58,108

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

48	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$327,180	$147,074	$40,293	$4,000

19,957	9,368	3,327	402
14,963	7,493	2,478	283
3,415	1,698	389	42
2,763	845	239	25
280	116	19	3
1,264	490	105	67
10	26	— †	1
9	5	2	1
26	11	3	—	†
801	1,705	162	1
26	65	4	19
43,514	21,822	6,728	844
283,666	125,252	33,565	3,156

(8,255)	(6,805)	(4,362)	32
9,499	1,514	—	—
1,244	(5,291)	(4,362)	32

18,210	(36,267)	2,129	246
(2,311)	(2,893)	—	—
15,899	(39,160)	2,129	246
17,143	(44,451)	(2,233)	278
$300,809	$80,801	$31,332	$3,434

American Funds Tax-Exempt Funds	49

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31 2019*	Year ended July 31 2018	Six months ended January 31 2019*	Year ended July 31 2018	Six months ended January 31 2019*	Year ended July 31 2018
Operations:
Net investment income	$8,191	$13,449	$41,326	$81,421	$283,666	$497,672
Net realized (loss) gain	(2,030)	(1,290)	(3,820)	127	1,244	21,037
Net unrealized appreciation (depreciation)	5,073	(10,029)	20,602	(65,002)	15,899	(262,868)
Net increase in net assets resulting from operations	11,234	2,130	58,108	16,546	300,809	255,841

Distributions paid or accrued to shareholders	(8,172)	(13,421)	(41,200)	(81,415)	(282,153)	(496,829)

Net capital share transactions	158,060	(9,712)	29,767	167,187	(19,050)	4,798,328

Total increase (decrease) in net assets	161,122	(21,003)	46,675	102,318	(394)	4,557,340

Net assets:
Beginning of period	978,187	999,190	3,965,311	3,862,993	19,028,062	14,470,722
End of period	$1,139,309	$978,187	$4,011,986	$3,965,311	$19,027,668	$19,028,062

*	Unaudited.

See notes to financial statements

50	American Funds Tax-Exempt Funds

(dollars and shares in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended
January 31	July 31	January 31	July 31	January 31	July 31
2019*	2018	2019*	2018	2019*	2018

$125,252	$227,543	$33,565	$63,832	$3,156	$5,760
(5,291)	48,562	(4,362)	7,138	32	132
(39,160)	(37,622)	2,129	(32,836)	246	(4,196)
80,801	238,483	31,332	38,134	3,434	1,696

(123,470)	(224,199)	(33,357)	(63,679)	(3,135)	(5,766)

321,827	963,626	42,054	157,339	7,787	31,122

279,158	977,910	40,029	131,794	8,086	27,052

6,491,416	5,513,506	2,255,362	2,123,568	238,501	211,449
$6,770,574	$6,491,416	$2,295,391	$2,255,362	$246,587	$238,501

American Funds Tax-Exempt Funds	51

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

52	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events

American Funds Tax-Exempt Funds	53

that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of January 31, 2019 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$150,798	$—	$150,798
Illinois	—	114,847	—	114,847
New York	—	102,197	—	102,197
California	—	50,033	—	50,033
Florida	—	48,085	—	48,085
Wisconsin	—	44,103	—	44,103
Minnesota	—	38,449	—	38,449
Pennsylvania	—	36,718	—	36,718
Washington	—	31,087	—	31,087
Massachusetts	—	29,374	—	29,374
Other	—	443,110	—	443,110
Short-term securities	—	86,972	—	86,972
Total	$—	$1,175,773	$—	$1,175,773

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$510	$—	$—	$510
Liabilities:
Unrealized depreciation on futures contracts	(68)	—	—	(68)
Total	$442	$—	$—	$442

54	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$503,767	$—	$503,767
Texas	—	387,484	—	387,484
New York	—	332,749	—	332,749
California	—	252,942	—	252,942
Pennsylvania	—	227,869	—	227,869
Florida	—	224,959	—	224,959
Michigan	—	149,542	—	149,542
Washington	—	139,845	—	139,845
Wisconsin	—	133,686	—	133,686
New Jersey	—	131,629	—	131,629
Other	—	1,328,992	—	1,328,992
Short-term securities	—	266,948	—	266,948
Total	$—	$4,080,412	$—	$4,080,412

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,787	$—	$—	$1,787
Liabilities:
Unrealized depreciation on futures contracts	(347)	—	—	(347)
Total	$1,440	$—	$—	$1,440

The Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$2,719,889	$—	$2,719,889
Texas	—	1,855,364	—	1,855,364
New York	—	1,433,982	—	1,433,982
California	—	1,384,051	—	1,384,051
Florida	—	1,214,888	6,547	1,221,435
Pennsylvania	—	894,998	—	894,998
Michigan	—	738,677	—	738,677
Washington	—	583,177	—	583,177
Virginia	—	501,672	—	501,672
Ohio	—	475,806	—	475,806
Other	—	6,513,676	—	6,513,676
Short-term securities	—	651,691	—	651,691
Total	$—	$18,967,871	$6,547	$18,974,418

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,562	$—	$—	$6,562
Liabilities:
Unrealized depreciation on futures contracts	(7,004)	—	—	(7,004)
Total	$(442)	$—	$—	$(442)

See end of tables for footnote.

American Funds Tax-Exempt Funds	55

American High-Income Municipal Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$1,026,238	$—	$1,026,238
Texas	—	425,895	—	425,895
California	—	415,356	—	415,356
Pennsylvania	—	381,483	—	381,483
Colorado	—	373,256	—	373,256
Florida	—	354,464	6,632	361,096
Ohio	—	305,231	—	305,231
New York	—	280,499	—	280,499
New Jersey	—	270,524	—	270,524
Puerto Rico	—	220,657	—	220,657
Other	—	2,504,305	—	2,504,305
Short-term securities	—	193,803	—	193,803
Total	$—	$6,751,711	$6,632	$6,758,343

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$935	$—	$—	$935
Liabilities:
Unrealized depreciation on futures contracts	(3,931)	—	—	(3,931)
Total	$(2,996)	$—	$—	$(2,996)

*	Futures contracts are not included in the investment portfolio.

The Tax-Exempt Fund of California

At January 31, 2019, all of the fund’s investment securities were classified as Level 2.

American Funds Tax-Exempt Fund of New York

At January 31, 2019, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

56	American Funds Tax-Exempt Funds

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold or converted to cash without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Tax-Exempt Funds	57

5. Certain investment techniques

Futures contracts — American Funds Short-Term Tax Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to each fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by American Funds Short-Term Tax Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund was $61,050,000, $108,922,000, $734,758,000 and $146,142,000, respectively.

The following tables identify the location of and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts as of, or for the six months ended, January 31, 2019 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$510	Unrealized depreciation*	$68

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures contracts	$(211)	Net unrealized appreciation on futures contracts	$543

Limited Term Tax-Exempt Bond Fund of America

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,787	Unrealized depreciation*	$347

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures contracts	$(113)	Net unrealized appreciation on futures contracts	$1,351

58	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$6,562	Unrealized depreciation*	$7,004

		Net realized gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$9,499	Net unrealized depreciation on futures contracts	$(2,311)

American High-Income Municipal Bond Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$935	Unrealized depreciation*	$3,931

		Net realized gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,514	Net unrealized depreciation on futures contracts	$(2,893)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — American Funds Short-Term Tax Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund participate in a collateral program due to each fund’s use of futures contracts that calls for each fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

American Funds Tax-Exempt Funds	59

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

As of and during the period ended January 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2018
Undistributed tax-exempt income	$66	$571	$3,310	$3,556	$868	$127
Post-October capital loss deferral*	—	—	(6,970)	—	(408)	—
Capital loss carryforward†:
No expiration	(3,334)	(249)	—	—	—	(79)
Expiring 2019	—	—	—	(24,408)	—	—
	(3,334)	(249)	—	(24,408)	—	(79)
As of January 31, 2019
Gross unrealized appreciation on investments	4,639	47,680	395,958	185,707	62,571	4,815
Gross unrealized depreciation on investments	(4,328)	(14,553)	(111,199)	(74,104)	(13,585)	(1,205)
Net unrealized appreciation on investments	311	33,127	284,759	111,603	48,986	3,610
Cost of investments	1,175,904	4,048,725	18,689,217	6,643,744	2,244,607	241,883

*	This deferral is considered incurred in the subsequent year.
†	The capital loss carryforward will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration date. The funds will not make distributions from capital gains while a capital loss carryforward remains.

60	American Funds Tax-Exempt Funds

Distributions paid or accrued from each fund were characterized as tax-exempt income for tax purposes as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Six months ended		Year ended
Share class	January 31, 2019		July 31, 2018
Class A	$5,645		$10,014
Class T	—	*	—	*
Class F-1	43		93
Class F-2	1,029		711
Class F-3	422		716
Class R-6	1,033		1,887
Total	$8,172		$13,421

Limited Term Tax-Exempt Bond Fund of America

	Six months ended		Year ended
Share class	January 31, 2019		July 31, 2018
Class A	$29,928		$61,392
Class C	131		288
Class T	—	*	—	*
Class F-1	582		1,510
Class F-2	4,526		7,833
Class F-3	2,660		3,549
Class R-6	3,373		6,843
Total	$41,200		$81,415

The Tax-Exempt Bond Fund of America

	Six months ended		Year ended
Share class	January 31, 2019		July 31, 2018
Class A	$144,228		$290,885
Class C	4,333		9,684
Class T	—	*	—	*
Class F-1	4,771		12,057
Class F-2	33,767		61,316
Class F-3	86,055		108,231
Class R-6	8,999		14,656
Total	$282,153		$496,829

American High-Income Municipal Bond Fund

	Six months ended		Year ended
Share class	January 31, 2019		July 31, 2018
Class A	$74,714		$141,994
Class C	3,302		6,687
Class T	—	*	—	*
Class F-1	3,340		7,964
Class F-2	17,153		26,981
Class F-3	13,599		22,072
Class R-6	11,362		18,501
Total	$123,470		$224,199

See end of tables for footnote.

American Funds Tax-Exempt Funds	61

The Tax-Exempt Fund of California

	Six months ended		Year ended
Share class	January 31, 2019		July 31, 2018
Class A	$24,017		$48,366
Class C	729		1,638
Class T	—	*	—	*
Class F-1	1,027		2,065
Class F-2	4,774		6,945
Class F-3	2,810		4,665
Total	$33,357		$63,679

American Funds Tax-Exempt Fund of New York

	Six months ended		Year ended
Share class	January 31, 2019		July 31, 2018
Class A	$2,320		$4,525
Class C	101		209
Class T	—	*	—	*
Class F-1	25		68
Class F-2	297		374
Class F-3	392		590
Total	$3,135		$5,766

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2019
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2					.357%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.231
The Tax-Exempt Bond Fund of America	.300	.110	.06	21.0	3.00	2.00	3,333,333	8,333,333	.210
American High-Income Municipal Bond Fund	.300	.140	.06	6.0	3.00	2.50	3,333,333	3,333,333	.282
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.293
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.331

62	American Funds Tax-Exempt Funds

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2019, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,188
Limited-Term Tax-Exempt Bond Fund of America	62
The Tax-Exempt Bond Fund of America	7,307
American High-Income Municipal Bond Fund	47
The Tax-Exempt Fund of California	1,579
American Funds Tax-Exempt Fund of New York	55

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

American Funds Tax-Exempt Funds	63

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, T, F and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement between each fund and the investment adviser provides each fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares of each fund pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F and R shares of each fund pay an annual fee of 0.05% of their respective average daily net assets.

For the six months ended January 31, 2019, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$556	$138		$37
Class T	—	—	*	—	*
Class F-1	9	4		2
Class F-2	Not applicable	40		31
Class F-3	Not applicable	1		13
Class R-6	Not applicable	—	*	31
Total class-specific expenses	$565	$183		$114

Limited Term Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$4,371	$563		$147
Class C	100	4		5
Class T	—	—	*	—	*
Class F-1	74	40		15
Class F-2	Not applicable	215		102
Class F-3	Not applicable	3		57
Class R-6	Not applicable	—	*	72
Total class-specific expenses	$4,545	$825		$398

The Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$12,471	$1,778		$499
Class C	2,063	74		103
Class T	—	—	*	—	*
Class F-1	429	228		87
Class F-2	Not applicable	1,263		558
Class F-3	Not applicable	72		1,373
Class R-6	Not applicable	—	*	143
Total class-specific expenses	$14,963	$3,415		$2,763

American High-Income Municipal Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$6,134	$1,002		$204
Class C	1,127	56		57
Class T	—	—	*	—	*
Class F-1	232	125		47
Class F-2	Not applicable	501		222
Class F-3	Not applicable	14		172
Class R-6	Not applicable	—	*	143
Total class-specific expenses	$7,493	$1,698		$845

The Tax-Exempt Fund of California

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$2,048	$182		$82
Class C	339	8		17
Class T	—	—	*	—	*
Class F-1	91	43		18
Class F-2	Not applicable	156		78
Class F-3	Not applicable	—	*	44
Total class-specific expenses	$2,478	$389		$239

American Funds Tax-Exempt Fund of New York

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$225	$28		$9
Class C	56	2		3
Class T	—	—	*	—	*
Class F-1	2	1		1
Class F-2	Not applicable	11		5
Class F-3	Not applicable	—	*	7
Total class-specific expenses	$283	$42		$25

*	Amount less than one thousand.

64	American Funds Tax-Exempt Funds

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

		Decrease in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation
American Funds Short-Term Tax-Exempt Bond Fund	$4	$(2)	$2
Limited Term Tax-Exempt Bond Fund of America	15	(8)	7
The Tax-Exempt Bond Fund of America	58	(48)	10
American High-Income Municipal Bond Fund	33	(7)	26
The Tax-Exempt Fund of California	8	(8)	—	*
American Funds Tax-Exempt Fund of New York	1	— *	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2019.

8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended January 31, 2019.

American Funds Tax-Exempt Funds	65

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2019
Class A	$353,710	35,364	$5,421	542	$(328,461)	(32,835)	$30,670	3,071
Class T	—	—	—	—	—	—	—	—
Class F-1	1,654	165	43	4	(1,418)	(141)	279	28
Class F-2	156,049	15,638	993	99	(30,872)	(3,084)	126,170	12,653
Class F-3	31,715	3,167	390	39	(34,791)	(3,482)	(2,686)	(276)
Class R-6	14,061	1,407	1,033	103	(11,467)	(1,146)	3,627	364
Total net increase (decrease)	$557,189	55,741	$7,880	787	$(407,009)	(40,688)	$158,060	15,840

Year ended July 31, 2018
Class A	$278,215	27,610	$9,626	957	$(266,056)	(26,429)	$21,785	2,138
Class T	—	—	—	—	—	—	—	—
Class F-1	2,640	262	92	9	(5,104)	(507)	(2,372)	(236)
Class F-2	32,700	3,244	702	70	(26,794)	(2,661)	6,608	653
Class F-3	47,782	4,729	533	53	(80,218)	(7,922)	(31,903)	(3,140)
Class R-6	16,157	1,599	1,887	187	(21,874)	(2,174)	(3,830)	(388)
Total net increase (decrease)	$377,494	37,444	$12,840	1,276	$(400,046)	(39,693)	$(9,712)	(973)

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2019
Class A	$540,214	34,938	$28,661	1,853	$(691,507)	(44,746)	$(122,632)	(7,955)
Class C	4,472	290	128	8	(4,810)	(311)	(210)	(13)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,645	300	557	36	(12,479)	(807)	(7,277)	(471)
Class F-2	226,903	14,712	4,086	264	(135,667)	(8,773)	95,322	6,203
Class F-3	140,087	9,072	2,278	147	(85,677)	(5,532)	56,688	3,687
Class R-6	31,363	2,032	3,373	218	(26,860)	(1,738)	7,876	512
Total net increase (decrease)	$947,684	61,344	$39,083	2,526	$(957,000)	(61,907)	$29,767	1,963

Year ended July 31, 2018
Class A	$707,137	45,220	$58,703	3,763	$(696,821)	(44,622)	$69,019	4,361
Class C	4,357	279	280	18	(9,044)	(579)	(4,407)	(282)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,021	1,791	1,451	92	(47,647)	(3,055)	(18,175)	(1,172)
Class F-2	247,425	15,810	6,716	431	(203,930)	(13,081)	50,211	3,160
Class F-3	121,425	7,770	2,877	185	(46,337)	(2,972)	77,965	4,983
Class R-6	38,084	2,428	6,843	439	(52,353)	(3,359)	(7,426)	(492)
Total net increase (decrease)	$1,146,449	73,298	$76,870	4,928	$(1,056,132)	(67,668)	$167,187	10,558

66	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2019
Class A	$891,987	70,078	$136,122	10,696	$(1,213,995)	(95,608)	$(185,886)	(14,834)
Class C	27,768	2,183	4,161	327	(65,939)	(5,188)	(34,010)	(2,678)
Class T	—	—	—	—	—	—	—	—
Class F-1	31,435	2,471	4,563	358	(75,657)	(5,954)	(39,659)	(3,125)
Class F-2	675,382	53,145	31,788	2,498	(581,691)	(45,847)	125,479	9,796
Class F-3	836,739	65,740	84,562	6,645	(836,471)	(65,844)	84,830	6,541
Class R-6	36,085	2,827	8,997	707	(14,886)	(1,168)	30,196	2,366
Total net increase (decrease)	$2,499,396	196,444	$270,193	21,231	$(2,788,639)	(219,609)	$(19,050)	(1,934)

Year ended July 31, 2018
Class A	$1,681,309	130,015	$272,626	21,145	$(1,405,277)	(108,925)	$548,658	42,235
Class C	80,078	6,193	9,249	717	(125,594)	(9,732)	(36,267)	(2,822)
Class T	—	—	—	—	—	—	—	—
Class F-1	104,060	8,060	11,599	899	(201,331)	(15,621)	(85,672)	(6,662)
Class F-2	993,761	77,009	58,043	4,502	(756,576)	(58,582)	295,228	22,929
Class F-3	4,363,042	337,721	106,056	8,255	(569,494)	(44,325)	3,899,604	301,651
Class R-6	183,540	14,204	14,656	1,138	(21,419)	(1,668)	176,777	13,674
Total net increase (decrease)	$7,405,790	573,202	$472,229	36,656	$(3,079,691)	(238,853)	$4,798,328	371,005

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2019
Class A	$453,031	28,986	$70,693	4,521	$(434,026)	(27,823)	$89,698	5,684
Class C	23,792	1,522	3,137	201	(25,089)	(1,606)	1,840	117
Class T	—	—	—	—	—	—	—	—
Class F-1	21,056	1,345	3,250	208	(58,727)	(3,754)	(34,421)	(2,201)
Class F-2	333,627	21,366	15,347	982	(190,868)	(12,232)	158,106	10,116
Class F-3	133,287	8,521	11,764	752	(73,112)	(4,686)	71,939	4,587
Class R-6	35,246	2,243	11,361	726	(11,942)	(764)	34,665	2,205
Total net increase (decrease)	$1,000,039	63,983	$115,552	7,390	$(793,764)	(50,865)	$321,827	20,508

Year ended July 31, 2018
Class A	$782,611	49,463	$133,367	8,440	$(508,503)	(32,164)	$407,475	25,739
Class C	47,927	3,029	6,316	400	(57,636)	(3,644)	(3,393)	(215)
Class T	—	—	—	—	—	—	—	—
Class F-1	78,860	4,990	7,756	490	(113,570)	(7,178)	(26,954)	(1,698)
Class F-2	441,075	27,866	24,137	1,528	(272,343)	(17,228)	192,869	12,166
Class F-3	288,409	18,214	19,098	1,209	(83,527)	(5,278)	223,980	14,145
Class R-6	172,242	10,880	18,502	1,171	(21,095)	(1,341)	169,649	10,710
Total net increase (decrease)	$1,811,124	114,442	$209,176	13,238	$(1,056,674)	(66,833)	$963,626	60,847

See end of tables for footnote.

American Funds Tax-Exempt Funds	67

The Tax-Exempt Fund of California

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2019
Class A	$181,256	10,460	$21,804	1,260	$(251,791)	(14,605)	$(48,731)	(2,885)
Class C	4,071	235	698	40	(10,249)	(592)	(5,480)	(317)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,232	303	955	56	(12,025)	(694)	(5,838)	(335)
Class F-2	157,552	9,146	4,144	239	(64,191)	(3,718)	97,505	5,667
Class F-3	35,873	2,075	2,418	139	(33,693)	(1,953)	4,598	261
Total net increase (decrease)	$383,984	22,219	$30,019	1,734	$(371,949)	(21,562)	$42,054	2,391

Year ended July 31, 2018
Class A	$259,065	14,726	$43,350	2,472	$(246,151)	(14,019)	$56,264	3,179
Class C	14,343	815	1,554	89	(26,591)	(1,515)	(10,694)	(611)
Class T	—	—	—	—	—	—	—	—
Class F-1	27,505	1,567	1,914	109	(29,310)	(1,670)	109	6
Class F-2	112,357	6,393	6,168	352	(58,335)	(3,326)	60,190	3,419
Class F-3	67,902	3,867	3,891	222	(20,323)	(1,158)	51,470	2,931
Total net increase (decrease)	$481,172	27,368	$56,877	3,244	$(380,710)	(21,688)	$157,339	8,924

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2019
Class A	$20,949	1,987	$1,833	174	$(28,170)	(2,684)	$(5,388)	(523)
Class C	772	73	96	9	(1,437)	(136)	(569)	(54)
Class T	—	—	—	—	—	—	—	—
Class F-1	212	20	19	2	(419)	(40)	(188)	(18)
Class F-2	16,867	1,609	295	28	(6,231)	(592)	10,931	1,045
Class F-3	13,520	1,283	271	26	(10,790)	(1,023)	3,001	286
Total net increase (decrease)	$52,320	4,972	$2,514	239	$(47,047)	(4,475)	$7,787	736

Year ended July 31, 2018
Class A	$38,634	3,605	$3,569	334	$(25,328)	(2,369)	$16,875	1,570
Class C	2,347	219	196	19	(3,139)	(293)	(596)	(55)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,142	106	57	5	(1,670)	(157)	(471)	(46)
Class F-2	9,234	861	358	33	(4,652)	(435)	4,940	459
Class F-3	12,329	1,152	433	40	(2,388)	(225)	10,374	967
Total net increase (decrease)	$63,686	5,943	$4,613	431	$(37,177)	(3,479)	$31,122	2,895

*	Includes exchanges between share classes of the fund.

68	American Funds Tax-Exempt Funds

10. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2019, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$389,503	$201,258
Limited Term Tax-Exempt Bond Fund of America	735,497	652,329
The Tax-Exempt Bond Fund of America	2,480,187	2,231,522
American High-Income Municipal Bond Fund	1,151,245	740,669
The Tax-Exempt Fund of California	367,076	303,291
American Funds Tax-Exempt Fund of New York	32,238	21,597

11. Ownership concentration

At January 31, 2019, CRMC held aggregate ownership of 14% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010. In addition, American Funds Tax-Exempt Preservation Portfolio held 11% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. CRMC is the investment adviser to all of the funds.

American Funds Tax-Exempt Funds	69

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2019[3,4]	$10.04	$.08	$.02	$.10		$(.08)	$10.06	.97%[5]		$784		.59%[6]		1.53%[6]
7/31/2018	10.15	.13	(.11)	.02		(.13)	10.04	.24		752		.58		1.33
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.46		739		.59		1.15
7/31/2016	10.17	.10	.05	.15		(.10)	10.22	1.51		688		.59		1.02
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.26		653		.58		1.04
7/31/2014	10.21	.11	.04	.15		(.11)	10.25	1.43		737		.58		1.04
Class T:
1/31/2019[3,4]	10.04	.08	.02	.10		(.08)	10.06	1.02	[5,7]	—	[8]	.48	[6,7]	1.62	[6,7]
7/31/2018	10.15	.15	(.11)	.04		(.15)	10.04	.36	[7]	—	[8]	.47	[7]	1.44	[7]
7/31/2017[3,9]	10.11	.04	.04	.08		(.04)	10.15	.82	[5,7]	—	[8]	.15	[5,7]	.42	[5,7]
Class F-1:
1/31/2019[3,4]	10.04	.06	.02	.08		(.06)	10.06	.85	[5]	7		.83	[6]	1.29	[6]
7/31/2018	10.15	.11	(.11)	—	[10]	(.11)	10.04	.02		7		.80		1.10
7/31/2017	10.22	.09	(.07)	.02		(.09)	10.15	.23		9		.82		.92
7/31/2016	10.17	.08	.05	.13		(.08)	10.22	1.29		13		.81		.80
7/31/2015	10.25	.08	(.08)	—	[10]	(.08)	10.17	.05		9		.80		.83
7/31/2014	10.21	.08	.04	.12		(.08)	10.25	1.19		14		.82		.80
Class F-2:
1/31/2019[3,4]	10.04	.08	.02	.10		(.08)	10.06	1.01	[5]	180		.51	[6]	1.63	[6]
7/31/2018	10.15	.14	(.11)	.03		(.14)	10.04	.28		52		.54		1.37
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.49		47		.57		1.17
7/31/2016	10.17	.11	.05	.16		(.11)	10.22	1.55		80		.56		1.06
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.29		64		.55		1.08
7/31/2014	10.21	.11	.04	.15		(.11)	10.25	1.47		46		.54		1.07

70	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-3:
1/31/2019[3,4]	$10.04	$.08	$.02	$.10	$(.08)	$10.06	1.04%[5]		$42	.45%[6]		1.66%[6]
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		45	.44		1.45
7/31/2017[3,11]	10.07	.07	.08	.15	(.07)	10.15	1.49	[5]	77	.47	[6]	1.35	[6]
Class R-6:
1/31/2019[3,4]	10.04	.08	.02	.10	(.08)	10.06	1.05	[5]	126	.44	[6]	1.67	[6]
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		122	.44		1.48
7/31/2017[3,12]	10.09	.05	.06	.11	(.05)	10.15	1.20	[5]	127	.17	[5]	.51	[5]

	Six months ended January 31,	Year ended July 31
	2019[3,4,5]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	22%	34%	26%	21%	38%	20%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Amount less than $.01.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-6 shares began investment operations on March 17, 2017.

See notes to financial statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2019[3,4]	$15.52	$.16	$.07	$.23	$(.16)	$15.59	1.49%[5]		$2,945		.59%[6]		2.05%[6]
7/31/2018	15.77	.31	(.25)	.06	(.31)	15.52	.40		3,057		.59		2.00
7/31/2017	16.04	.32	(.27)	.05	(.32)	15.77	.34		3,038		.59		2.04
7/31/2016	15.92	.35	.12	.47	(.35)	16.04	2.97		3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	15.92	1.23		2,670		.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	16.10	3.56		2,615		.60		2.51
Class C:
1/31/2019[3,4]	15.52	.10	.07	.17	(.10)	15.59	1.11	[5]	20		1.33	[6]	1.31	[6]
7/31/2018	15.77	.20	(.25)	(.05)	(.20)	15.52	(.34)		20		1.34		1.26
7/31/2017	16.04	.20	(.27)	(.07)	(.20)	15.77	(.40)		25		1.33		1.30
7/31/2016	15.92	.23	.12	.35	(.23)	16.04	2.20		30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	15.92	.47		30		1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	16.10	2.80		38		1.34		1.78
Class T:
1/31/2019[3,4]	15.52	.18	.07	.25	(.18)	15.59	1.62	[5,7]	—	[8]	.33	[6,7]	2.31	[6,7]
7/31/2018	15.77	.36	(.25)	.11	(.36)	15.52	.68	[7]	—	[8]	.33	[7]	2.26	[7]
7/31/2017[3,9]	15.68	.12	.09	.21	(.12)	15.77	1.32	[5,7]	—	[8]	.10	[5,7]	.74	[5,7]
Class F-1:
1/31/2019[3,4]	15.52	.15	.07	.22	(.15)	15.59	1.44	[5]	57		.68	[6]	1.96	[6]
7/31/2018	15.77	.30	(.25)	.05	(.30)	15.52	.33		64		.66		1.93
7/31/2017	16.04	.31	(.27)	.04	(.31)	15.77	.26		83		.67		1.96
7/31/2016	15.92	.33	.12	.45	(.33)	16.04	2.88		90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	15.92	1.13		84		.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	16.10	3.49		105		.67		2.45

72	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2019[3,4]	$15.52	$.17	$.07	$.24	$(.17)	$15.59	1.58%[5]		$451	.40%[6]		2.24%[6]
7/31/2018	15.77	.34	(.25)	.09	(.34)	15.52	.58		353	.41		2.18
7/31/2017	16.04	.35	(.27)	.08	(.35)	15.77	.51		309	.42		2.22
7/31/2016	15.92	.38	.12	.50	(.38)	16.04	3.15		291	.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	15.92	1.39		208	.41		2.52
7/31/2014	15.94	.43	.16	.59	(.43)	16.10	3.75		183	.42		2.69
Class F-3:
1/31/2019[3,4]	15.52	.18	.07	.25	(.18)	15.59	1.64	[5]	246	.30	[6]	2.34	[6]
7/31/2018	15.77	.36	(.25)	.11	(.36)	15.52	.70		187	.30		2.29
7/31/2017[3,10]	15.59	.19	.18	.37	(.19)	15.77	2.37	[5]	112	.30	[6]	2.36	[6]
Class R-6:
1/31/2019[3,4]	15.52	.18	.07	.25	(.18)	15.59	1.64	[5]	293	.30	[6]	2.34	[6]
7/31/2018	15.77	.36	(.25)	.11	(.36)	15.52	.70		284	.30		2.29
7/31/2017	16.04	.37	(.27)	.10	(.37)	15.77	.63		296	.30		2.33
7/31/2016	15.92	.39	.12	.51	(.39)	16.04	3.26		284	.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	15.92	1.50		190	.31		2.62
7/31/2014	15.94	.45	.16	.61	(.45)	16.10	3.86		133	.31		2.80

	Six months ended
	January 31,	Year ended July 31
	2019[3,4,5]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	18%	28%	27%	16%	19%	9%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2019[3,4]	$12.81	$.19	$.02	$.21	$(.19)	$12.83	1.63%[5]		$9,925		.53%[6]		2.91%[6]
7/31/2018	12.98	.38	(.17)	.21	(.38)	12.81	1.60		10,102		.53		2.91
7/31/2017	13.40	.40	(.42)	(.02)	(.40)	12.98	(.09)		9,692		.53		3.12
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69		9,510		.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62		7,385		.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60		6,772		.56		3.57
Class C:
1/31/2019[3,4]	12.81	.13	.02	.15	(.13)	12.83	1.22	[5]	398		1.32	[6]	2.12	[6]
7/31/2018	12.98	.27	(.17)	.10	(.27)	12.81	.80		432		1.32		2.12
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	12.98	(.88)		474		1.32		2.33
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85		517		1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80		349		1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75		325		1.35		2.79
Class T:
1/31/2019[3,4]	12.81	.20	.02	.22	(.20)	12.83	1.73	[5,7]	—	[8]	.33	[6,7]	3.11	[6,7]
7/31/2018	12.98	.40	(.17)	.23	(.40)	12.81	1.83	[7]	—	[8]	.32	[7]	3.12	[7]
7/31/2017[3,9]	12.85	.14	.13	.27	(.14)	12.98	2.07	[5,7]	—	[8]	.10	[5,7]	1.06	[5,7]
Class F-1:
1/31/2019[3,4]	12.81	.18	.02	.20	(.18)	12.83	1.55	[5]	330		.66	[6]	2.77	[6]
7/31/2018	12.98	.36	(.17)	.19	(.36)	12.81	1.48		370		.65		2.80
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	12.98	(.22)		461		.66		2.99
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53		518		.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49		1,474		.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46		1,389		.68		3.46

74	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2019[3,4]	$12.81	$.19	$.02	$.21		$(.19)	$12.83	1.69%[5]		$2,306	.40%[6]		3.04%[6]
7/31/2018	12.98	.39	(.17)	.22		(.39)	12.81	1.74		2,177	.39		3.05
7/31/2017	13.40	.42	(.42)	—	[10]	(.42)	12.98	.03		1,909	.41		3.24
7/31/2016	12.96	.43	.44	.87		(.43)	13.40	6.84		2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48		(.44)	12.96	3.76		990	.41		3.42
7/31/2014	12.44	.46	.48	.94		(.46)	12.92	7.74		662	.42		3.70
Class F-3:
1/31/2019[3,4]	12.81	.20	.02	.22		(.20)	12.83	1.75	[5]	5,488	.29	[6]	3.15	[6]
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.84		5,397	.28		3.11
7/31/2017[3,11]	12.75	.22	.23	.45		(.22)	12.98	3.54	[5]	1,555	.29	[6]	3.34	[6]
Class R-6:
1/31/2019[3,4]	12.81	.20	.02	.22		(.20)	12.83	1.75	[5]	581	.29	[6]	3.15	[6]
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.85		550	.28		3.15
7/31/2017	13.40	.44	(.43)	.01		(.43)	12.98	.15		380	.29		3.36
7/31/2016	12.96	.44	.44	.88		(.44)	13.40	6.95		391	.29		3.39
7/31/2015	12.92	.46	.04	.50		(.46)	12.96	3.86		270	.30		3.52
7/31/2014	12.44	.48	.48	.96		(.48)	12.92	7.86		165	.31		3.81

	Six months ended
	January 31,	Year ended July 31
	2019[3,4,5]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	12%	17%	20%	13%	14%	10%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Amount less than $.01.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements

American Funds Tax-Exempt Funds	75

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2019[3,4]	$15.78	$.29	$(.10)	$.19	$(.29)	$15.68	1.21%[5]		$4,125		.71%[6]		3.71%[6]
7/31/2018	15.73	.59	.04	.63	(.58)	15.78	4.05		4,062		.68		3.72
7/31/2017	16.21	.60	(.49)	.11	(.59)	15.73	.76		3,645		.67		3.86
7/31/2016	15.40	.63	.79	1.42	(.61)	16.21	9.45		3,519		.67		4.02
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34		2,700		.68		4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99		2,357		.68		4.59
Class C:
1/31/2019[3,4]	15.78	.23	(.10)	.13	(.23)	15.68	.83	[5]	227		1.45	[6]	2.97	[6]
7/31/2018	15.73	.47	.04	.51	(.46)	15.78	3.29		227		1.43		2.97
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	15.73	.00		229		1.43		3.10
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.62		247		1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55		182		1.44		3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12		161		1.48		3.80
Class T:
1/31/2019[3,4]	15.78	.31	(.10)	.21	(.31)	15.68	1.34	[5,7]	—	[8]	.45	[6,7]	3.97	[6,7]
7/31/2018	15.73	.63	.04	.67	(.62)	15.78	4.34	[7]	—	[8]	.43	[7]	3.98	[7]
7/31/2017[3,9]	15.50	.20	.23	.43	(.20)	15.73	2.77	[5,7]	—	[8]	.12	[5,7]	1.28	[5,7]
Class F-1:
1/31/2019[3,4]	15.78	.28	(.10)	.18	(.28)	15.68	1.18	[5]	172		.78	[6]	3.63	[6]
7/31/2018	15.73	.58	.04	.62	(.57)	15.78	3.99		208		.75		3.65
7/31/2017	16.21	.59	(.49)	.10	(.58)	15.73	.68		234		.75		3.77
7/31/2016	15.40	.62	.79	1.41	(.60)	16.21	9.37		282		.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27		207		.75		4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87		178		.79		4.49

76	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2019[3,4]	$15.78	$.30	$(.10)	$.20	$(.30)	$15.68	1.31%[5]		$952	.52%[6]		3.91%[6]
7/31/2018	15.73	.62	.04	.66	(.61)	15.78	4.26		798	.49		3.91
7/31/2017	16.21	.63	(.49)	.14	(.62)	15.73	.93		605	.50		4.05
7/31/2016	15.40	.66	.79	1.45	(.64)	16.21	9.65		775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53		321	.49		4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15		223	.53		4.71
Class F-3:
1/31/2019[3,4]	15.78	.31	(.10)	.21	(.31)	15.68	1.36	[5]	714	.41	[6]	4.01	[6]
7/31/2018	15.73	.64	.04	.68	(.63)	15.78	4.37		646	.38		4.02
7/31/2017[3,10]	15.30	.32	.43	.75	(.32)	15.73	4.96	[5]	421	.37	[6]	4.04	[6]
Class R-6:
1/31/2019[3,4]	15.78	.31	(.10)	.21	(.31)	15.68	1.37	[5]	581	.41	[6]	4.02	[6]
7/31/2018	15.73	.64	.04	.68	(.63)	15.78	4.37		550	.38		4.02
7/31/2017	16.21	.64	(.49)	.15	(.63)	15.73	1.05		380	.38		4.16
7/31/2016	15.40	.68	.79	1.47	(.66)	16.21	9.76		269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64		188	.39		4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27		108	.42		4.82

	Six months ended January 31,	Year ended July 31
	2019[3,4,5]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	12%	24%	30%	21%	23%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements

American Funds Tax-Exempt Funds	77

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2019[3,4]	$17.43	$.26	$(.01)	$.25	$(.26)	$17.42	1.43%[5]		$1,626		.60%[6]		2.95%[6]
7/31/2018	17.63	.51	(.20)	.31	(.51)	17.43	1.77		1,678		.61		2.90
7/31/2017	18.21	.54	(.59)	(.05)	(.53)	17.63	(.22)		1,641		.60		3.05
7/31/2016	17.62	.57	.58	1.15	(.56)	18.21	6.65		1,678		.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98		1,386		.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72		1,265		.63		3.72
Class C:
1/31/2019[3,4]	17.43	.19	(.01)	.18	(.19)	17.42	1.03	[5]	66		1.39	[6]	2.16	[6]
7/31/2018	17.63	.37	(.20)	.17	(.37)	17.43	.97		71		1.40		2.11
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	17.63	(1.00)		83		1.39		2.26
7/31/2016	17.62	.43	.58	1.01	(.42)	18.21	5.82		97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16		78		1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87		76		1.42		2.94
Class T:
1/31/2019[3,4]	17.43	.27	(.01)	.26	(.27)	17.42	1.53	[5,7]	—	[8]	.39	[6,7]	3.16	[6,7]
7/31/2018	17.63	.54	(.20)	.34	(.54)	17.43	1.98	[7]	—	[8]	.40	[7]	3.10	[7]
7/31/2017[3,9]	17.42	.18	.21	.39	(.18)	17.63	2.24	[5,7]	—	[8]	.12	[5,7]	1.02	[5,7]
Class F-1:
1/31/2019[3,4]	17.43	.24	(.01)	.23	(.24)	17.42	1.36	[5]	69		.74	[6]	2.82	[6]
7/31/2018	17.63	.49	(.20)	.29	(.49)	17.43	1.64		75		.73		2.77
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	17.63	(.35)		76		.73		2.93
7/31/2016	17.62	.55	.58	1.13	(.54)	18.21	6.52		83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85		63		.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59		65		.76		3.60

78	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2019[3,4]	$17.43	$.27	$(.01)	$.26	$(.27)	$17.42	1.49%[5]		$356	.47%[6]		3.09%[6]
7/31/2018	17.63	.53	(.20)	.33	(.53)	17.43	1.89		257	.48		3.03
7/31/2017	18.21	.56	(.59)	(.03)	(.55)	17.63	(.09)		200	.48		3.18
7/31/2016	17.62	.60	.58	1.18	(.59)	18.21	6.79		213	.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10		134	.49		3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85		110	.51		3.84
Class F-3:
1/31/2019[3,4]	17.43	.28	(.01)	.27	(.28)	17.42	1.55	[5]	178	.37	[6]	3.18	[6]
7/31/2018	17.63	.55	(.20)	.35	(.55)	17.43	2.01		174	.37		3.13
7/31/2017[3,10]	17.27	.29	.36	.65	(.29)	17.63	3.79	[5]	124	.38	[6]	3.25	[6]

	Six months ended January 31,	Year ended July 31
	2019[3,4,5]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	14%	14%	21%	11%	17%	8%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements

American Funds Tax-Exempt Funds	79

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2019[4,5]	$10.61	$.14	$.01	$.15	$(.14)	$10.62	1.40%[6,7]		$178		.70%[7,8]		.70%[7,8]		2.60%[7,8]
7/31/2018	10.80	.27	(.19)	.08	(.27)	10.61	.75	[7]	183		.72	[7]	.69	[7]	2.52	[7]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.39)[7]		169		.74	[7]	.69	[7]	2.55	[7]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[7]	161		.72	[7]	.69	[7]	2.54	[7]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[7]	124		.72	[7]	.67	[7]	2.91	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[7]	102		.73	[7]	.63	[7]	3.07	[7]
Class C:
1/31/2019[4,5]	10.61	.10	.01	.11	(.10)	10.62	1.00	[6]	11		1.49	[8]	1.49	[8]	1.81	[8]
7/31/2018	10.80	.19	(.19)	— [9]	(.19)	10.61	(.04)		12		1.52		1.48		1.73
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	10.80	(1.17)		12		1.52		1.48		1.76
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		8		1.60		1.51		2.19
Class T:
1/31/2019[4,5]	10.61	.15	.01	.16	(.15)	10.62	1.50	[6,7]	—	[10]	.50	[7,8]	.50	[7,8]	2.78	[7,8]
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.98	[7]	—	[10]	.52	[7]	.48	[7]	2.73	[7]
7/31/2017[4,11]	10.68	.09	.13	.22	(.10)	10.80	2.02	[6,7]	—	[10]	.19	[6,7]	.15	[6,7]	.87	[6,7]
Class F-1:
1/31/2019[4,5]	10.61	.13	.01	.14	(.13)	10.62	1.37	[6,7]	2		.76	[7,8]	.76	[7,8]	2.54	[7,8]
7/31/2018	10.80	.26	(.19)	.07	(.26)	10.61	.69	[7]	2		.79	[7]	.75	[7]	2.45	[7]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.38)[7]		3		.73	[7]	.68	[7]	2.56	[7]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[7]	2		.65	[7]	.62	[7]	2.61	[7]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[7]	2		.80	[7]	.74	[7]	2.83	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[7]	1		.77	[7]	.68	[7]	3.03	[7]

80	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class F-2:
1/31/2019[4,5]	$10.61	$.14	$.01	$.15	$(.14)	$10.62	1.48%[6]		$27	.56%[8]		.56%[8]		2.74%[8]
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.89		16	.59		.54		2.67
7/31/2017	11.12	.29	(.32)	(.03)	(.29)	10.80	(.26)		11	.58		.56		2.68
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10		31	.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77		20	.61		.56		3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89		16	.66		.57		3.13
Class F-3:
1/31/2019[4,5]	10.61	.15	.01	.16	(.15)	10.62	1.52	[6]	29	.46	[8]	.46	[8]	2.84	[8]
7/31/2018	10.80	.30	(.19)	.11	(.30)	10.61	1.00		26	.48		.44		2.78
7/31/2017[4,12]	10.58	.15	.22	.37	(.15)	10.80	3.54	[6]	16	.58	[8]	.45	[8]	2.79	[8]

	Six months ended January 31,	Year ended July 31
	2019[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	10%	21%	27%	14%	42%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Class T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements

American Funds Tax-Exempt Funds	81

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2018, through January 31, 2019).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

82	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2018	1/31/2019	during period*	expense ratio
Class A – actual return	$1,000.00	$1,009.72	$2.99	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class T – actual return	1,000.00	1,010.23	2.43	.48
Class T – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class F-1 – actual return	1,000.00	1,008.48	4.20	.83
Class F-1 – assumed 5% return	1,000.00	1,021.02	4.23	.83
Class F-2 – actual return	1,000.00	1,010.06	2.58	.51
Class F-2 – assumed 5% return	1,000.00	1,022.63	2.60	.51
Class F-3 – actual return	1,000.00	1,010.44	2.28	.45
Class F-3 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class R-6 – actual return	1,000.00	1,010.46	2.23	.44
Class R-6 – assumed 5% return	1,000.00	1,022.99	2.24	.44

Limited Term Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2018	1/31/2019	during period*	expense ratio
Class A – actual return	$1,000.00	$1,014.86	$3.00	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class C – actual return	1,000.00	1,011.12	6.74	1.33
Class C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class T – actual return	1,000.00	1,016.22	1.68	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	1,014.43	3.45	.68
Class F-1 – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class F-2 – actual return	1,000.00	1,015.83	2.03	.40
Class F-2 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class F-3 – actual return	1,000.00	1,016.36	1.52	.30
Class F-3 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,016.41	1.52	.30
Class R-6 – assumed 5% return	1,000.00	1,023.69	1.53	.30

See end of tables for footnote.

American Funds Tax-Exempt Funds	83

The Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2018	1/31/2019	during period*	expense ratio
Class A – actual return	$1,000.00	$1,016.25	$2.69	.53%
Class A – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class C – actual return	1,000.00	1,012.20	6.69	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class T – actual return	1,000.00	1,017.25	1.68	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	1,015.53	3.35	.66
Class F-1 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 – actual return	1,000.00	1,016.92	2.03	.40
Class F-2 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class F-3 – actual return	1,000.00	1,017.50	1.47	.29
Class F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class R-6 – actual return	1,000.00	1,017.50	1.47	.29
Class R-6 – assumed 5% return	1,000.00	1,023.74	1.48	.29

American High-Income Municipal Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2018	1/31/2019	during period*	expense ratio
Class A – actual return	$1,000.00	$1,012.11	$3.60	.71%
Class A – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class C – actual return	1,000.00	1,008.35	7.34	1.45
Class C – assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class T – actual return	1,000.00	1,013.43	2.28	.45
Class T – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-1 – actual return	1,000.00	1,011.75	3.96	.78
Class F-1 – assumed 5% return	1,000.00	1,021.27	3.97	.78
Class F-2 – actual return	1,000.00	1,013.10	2.64	.52
Class F-2 – assumed 5% return	1,000.00	1,022.58	2.65	.52
Class F-3 – actual return	1,000.00	1,013.65	2.08	.41
Class F-3 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-6 – actual return	1,000.00	1,013.66	2.08	.41
Class R-6 – assumed 5% return	1,000.00	1,023.14	2.09	.41

84	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2018	1/31/2019	during period*	expense ratio
Class A – actual return	$1,000.00	$1,014.26	$3.05	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	1,010.29	7.04	1.39
Class C – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class T – actual return	1,000.00	1,015.34	1.98	.39
Class T – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-1 – actual return	1,000.00	1,013.60	3.76	.74
Class F-1 – assumed 5% return	1,000.00	1,021.48	3.77	.74
Class F-2 – actual return	1,000.00	1,014.94	2.39	.47
Class F-2 – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class F-3 – actual return	1,000.00	1,015.48	1.88	.37
Class F-3 – assumed 5% return	1,000.00	1,023.34	1.89	.37

American Funds Tax-Exempt Fund of New York

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2018	1/31/2019	during period*	expense ratio
Class A – actual return	$1,000.00	$1,014.03	$3.55	.70%
Class A – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class C – actual return	1,000.00	1,010.03	7.55	1.49
Class C – assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class T – actual return	1,000.00	1,015.02	2.54	.50
Class T – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class F-1 – actual return	1,000.00	1,013.73	3.86	.76
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.87	.76
Class F-2 – actual return	1,000.00	1,014.75	2.84	.56
Class F-2 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class F-3 – actual return	1,000.00	1,015.24	2.34	.46
Class F-3 – assumed 5% return	1,000.00	1,022.89	2.35	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Tax-Exempt Funds	85

Results of special meeting of shareholders

American Funds Short-Term Tax-Exempt Bond Fund

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

96,716,931

Total shares voting on November 28, 2018

81,585,324 (84.4% of shares outstanding)

The proposal: to elect board members

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	80,418,130	98.6%	1,167,194	1.4%
James G. Ellis	80,071,450	98.1	1,513,874	1.9
Nariman Farvardin	79,838,650	97.9	1,746,674	2.1
Michael C. Gitlin	80,355,811	98.5	1,229,513	1.5
Mary Davis Holt	80,530,275	98.7	1,055,049	1.3
R. Clark Hooper	79,695,716	97.7	1,889,608	2.3
Merit E. Janow	79,247,410	97.1	2,337,914	2.9
Laurel B. Mitchell	80,430,986	98.6	1,154,338	1.4
Margaret Spellings	79,961,760	98.0	1,623,564	2.0
Alexandra Trower	80,486,713	98.7	1,098,611	1.3
Karl J. Zeile	80,420,982	98.6	1,164,342	1.4

86	American Funds Tax-Exempt Funds

Results of special meeting of shareholders

Limited Term Tax-Exempt Bond Fund of America

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

249,483,455

Total shares voting on November 28, 2018

225,836,342 (90.5% of shares outstanding)

The proposal: to elect board members

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	222,187,368	98.4%	3,648,974	1.6%
James G. Ellis	222,072,696	98.3	3,763,646	1.7
Nariman Farvardin	221,942,473	98.3	3,893,869	1.7
Michael C. Gitlin	222,272,946	98.4	3,563,396	1.6
Mary Davis Holt	222,419,450	98.5	3,416,892	1.5
R. Clark Hooper	222,009,715	98.3	3,826,627	1.7
Merit E. Janow	222,314,200	98.4	3,522,142	1.6
Laurel B. Mitchell	222,371,331	98.5	3,465,011	1.5
Margaret Spellings	222,354,513	98.5	3,481,829	1.5
Alexandra Trower	222,520,335	98.5	3,316,007	1.5
Karl J. Zeile	222,226,786	98.4	3,609,556	1.6

American Funds Tax-Exempt Funds	87

Results of special meeting of shareholders

The Tax-Exempt Bond Fund of America

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

1,492,900,515

Total shares voting on November 28, 2018

1,356,001,587 (90.8% of shares outstanding)

The proposal: to elect board members

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	1,336,135,312	98.5%	19,866,275	1.5%
James G. Ellis	1,336,430,669	98.6	19,570,918	1.4
Nariman Farvardin	1,336,617,020	98.6	19,384,567	1.4
Michael C. Gitlin	1,337,796,117	98.7	18,205,470	1.3
Mary Davis Holt	1,338,554,381	98.7	17,447,206	1.3
R. Clark Hooper	1,336,303,287	98.5	19,698,300	1.5
Merit E. Janow	1,336,970,182	98.6	19,031,405	1.4
Laurel B. Mitchell	1,338,659,475	98.7	17,342,112	1.3
Margaret Spellings	1,337,923,312	98.7	18,078,275	1.3
Alexandra Trower	1,338,654,203	98.7	17,347,384	1.3
Karl J. Zeile	1,337,720,703	98.7	18,280,884	1.3

88	American Funds Tax-Exempt Funds

Results of special meeting of shareholders

American High-Income Municipal Bond Fund

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

416,325,891

Total shares voting on November 28, 2018

375,527,633 (90.2% of shares outstanding)

The proposal: to elect board members

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	368,897,945	98.2%	6,629,688	1.8%
James G. Ellis	368,024,759	98.0	7,502,874	2.0
Nariman Farvardin	369,540,504	98.4	5,987,129	1.6
Michael C. Gitlin	369,815,819	98.5	5,711,814	1.5
Mary Davis Holt	369,821,820	98.5	5,705,813	1.5
R. Clark Hooper	368,297,573	98.1	7,230,060	1.9
Merit E. Janow	369,056,829	98.3	6,470,804	1.7
Laurel B. Mitchell	369,886,084	98.5	5,641,549	1.5
Margaret Spellings	369,943,697	98.5	5,583,936	1.5
Alexandra Trower	369,531,355	98.4	5,996,278	1.6
Karl J. Zeile	369,623,993	98.4	5,903,640	1.6

American Funds Tax-Exempt Funds	89

Results of special meeting of shareholders

The Tax-Exempt Fund of California

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

130,046,199

Total shares voting on November 28, 2018

100,980,889 (77.7% of shares outstanding)

The proposal: to elect board members

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	99,626,521	98.7%	1,354,368	1.3%
James G. Ellis	99,665,947	98.7	1,314,942	1.3
Nariman Farvardin	99,690,719	98.7	1,290,170	1.3
Michael C. Gitlin	99,902,740	98.9	1,078,149	1.1
Mary Davis Holt	99,866,857	98.9	1,114,032	1.1
R. Clark Hooper	99,392,867	98.4	1,588,022	1.6
Merit E. Janow	99,436,539	98.5	1,544,350	1.5
Laurel B. Mitchell	99,857,990	98.9	1,122,899	1.1
Margaret Spellings	99,730,058	98.8	1,250,831	1.2
Alexandra Trower	99,845,500	98.9	1,135,389	1.1
Karl J. Zeile	99,464,715	98.5	1,516,174	1.5

90	American Funds Tax-Exempt Funds

Results of special meeting of shareholders

American Funds Tax-Exempt Fund of New York

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

22,698,177

Total shares voting on November 28, 2018

14,724,985 (64.9% of shares outstanding)

The proposal: to elect board members

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	14,197,507	96.4%	527,478	3.6%
James G. Ellis	14,243,161	96.7	481,824	3.3
Nariman Farvardin	14,243,161	96.7	481,824	3.3
Michael C. Gitlin	14,244,418	96.7	480,567	3.3
Mary Davis Holt	14,259,249	96.8	465,736	3.2
R. Clark Hooper	14,201,678	96.4	523,307	3.6
Merit E. Janow	14,243,161	96.7	481,824	3.3
Laurel B. Mitchell	14,259,249	96.8	465,736	3.2
Margaret Spellings	14,212,033	96.5	512,952	3.5
Alexandra Trower	14,259,249	96.8	465,736	3.2
Karl J. Zeile	14,238,990	96.7	485,995	3.3

American Funds Tax-Exempt Funds	91

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92	American Funds Tax-Exempt Funds

Offices of the funds and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Custodians of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete January 31, 2019, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 75% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Tax-Exempt Fund of New York®

Investment portfolio

January 31, 2019

unaudited

Bonds, notes & other debt instruments 92.55% New York 90.32% State issuers 46.01%	Principal amount (000)	Value (000)
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2026	$500	$573
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	252
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	500	562
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	1,500	1,612
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 2030	300	348
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 2035	840	956
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	556
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036 (preref. 2021)	1,000	1,093
Dormitory Auth., Fordham University Rev. Bonds, Series 2017, 4.00% 2034	885	936
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2031	500	568
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,123
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2040	250	277
Dormitory Auth., Income Tax Rev. Bonds, Series 2009-A, 5.25% 2025 (preref. 2019)	1,160	1,161
Dormitory Auth., Income Tax Rev. Bonds, Series 2017-A, 5.00% 2039 (preref. 2019)	515	516
Dormitory Auth., Income Tax Rev. Bonds, Series 2017-B, 5.00% 2042	1,130	1,281
Dormitory Auth., Memorial Sloan-Kettering Cancer Center Rev. Bonds, Series 2017-1, 5.00% 2027	750	921
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	979
Dormitory Auth., Montefiore Obligated Group Bonds, Series 2018-A, 5.00% 2031	1,000	1,155
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,042
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,136
Dormitory Auth., New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	569
Dormitory Auth., New York University Rev. Bonds, Series 2018-A, 5.00% 2032	500	598
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,611
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,061
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2014, 5.00% 2022	200	221
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2014, 5.00% 2034	1,000	1,113
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	456
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20321	600	658
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20401	1,000	1,074
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 20311	1,000	1,122
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 20351	1,000	1,104
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	25	27
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	475	517
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,115
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2018-A, 5.00% 2032	1,000	1,158
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,110	1,198
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	853
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	851
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 2037	1,000	1,191

American Funds Tax-Exempt Fund of New York — Page 1 of 9

unaudited

Bonds, notes & other debt instruments (continued) New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	$1,000	$1,167
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2039	1,000	1,150
Dormitory Auth., State University of New York Dormitory Facs., Lease Rev. Bonds, Series 2010-A, 5.00% 2035	1,000	1,042
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2030	750	890
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2032	500	586
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	1,000	1,071
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2017, 5.00% 2038	500	532
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2005-B, AMT, 2.375% 2026 (put 2020)	300	301
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, AMT, 3.00% 2032 (put 2025)	1,000	1,021
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,062
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 2044 (put 2026)1	500	457
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)1	500	503
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 2042	750	728
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	500	612
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20341	1,250	1,337
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20401	350	371
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 20441	375	437
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,611
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,558
Long Island Power Auth., Electric System General Rev. Bonds, Series 2008-A, 6.00% 2033 (preref. 2019)	1,595	1,612
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	500	537
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,385
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	844
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.513% 2033 (put 2023)2	1,500	1,503
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,153
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	3,000	3,361
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2036	500	582
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 2.43% 20202	2,000	2,012
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2046	500	509
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	500	529
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2056	750	803
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	273
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.01% 2039 (put 2020)2	500	499
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	1,951
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	323
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	1,000	1,007
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2027	700	829
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	836
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.418% 2032 (put 2021)2	600	604
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,044
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	750	887
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	265	272
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	320	326

American Funds Tax-Exempt Fund of New York — Page 2 of 9

unaudited

Bonds, notes & other debt instruments (continued) New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	$450	$460
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,525	1,590
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	715	738
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	255	262
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	965	999
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	610	639
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	580	611
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	500	538
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	20	20
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	995	998
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	715	732
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	1,545	1,622
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	55	56
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,056
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,135
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,058
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	533
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	548
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	680	709
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,621
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,131
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	250	252
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.25% 2056	250	276
Thruway Auth., Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2021 (preref. 2019)	500	502
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	1,125	1,164
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	524
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,592
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2021	280	297
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	1,000	1,076
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	500	549
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	536
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,054
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	532
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	500	504
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	1,500	1,725
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2036	1,045	1,163
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2030	650	819
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2046	1,000	1,145
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	750	858
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2026	1,500	1,798

American Funds Tax-Exempt Fund of New York — Page 3 of 9

unaudited

Bonds, notes & other debt instruments (continued) New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	$1,000	$1,150
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038 (preref. 2019)	1,000	1,004
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2035	1,170	1,349
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	750	864
		113,450
City, county & other issuers 44.31%
City of Albany, Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038 (preref. 2020)	1,000	1,079
City of Albany, Capital Resource Corp., Tax-Exempt Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 2032	400	453
Town of Amherst, Dev. Corp., Fac. Rev. Bonds (Daemen College Projects), Series 2018, 5.00% 2023	540	584
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	500	592
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	1,600	1,783
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2024	275	312
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,122
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	549
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,497
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Tapestry Charter School Project), Series 2017-A, 5.00% 2047	500	516
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2019	485	486
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	536
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	560
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,045
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), Series 2015, 5.00% 2040	500	553
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 20251	450	484
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 20351	950	1,004
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,794
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2044	500	548
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	750	753
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	531
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,059
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	486
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	538

American Funds Tax-Exempt Fund of New York — Page 4 of 9

unaudited

Bonds, notes & other debt instruments (continued) New York (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	$790	$888
City of Glen Cove, Local Econ. Assistance Corp., Convertible Capital Appreciation Rev. Bonds (Garvies Point Public Improvement Project), Series 2016-C, 0% 2055 (5.62% on 1/1/2024)3	500	406
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	800	857
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	849
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	532
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2034	810	896
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	689
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	955	1,012
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	45	48
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	435	467
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	565	612
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	2,700	3,133
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	1,000	1,147
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	500	469
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2047	500	460
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 2037	1,000	1,098
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2033	430	480
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2034	380	423
County of Nassau, G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,405
County of Nassau, G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,178
County of Nassau, G.O. General Improvement Ref. Bonds, Assured Guaranty Municipal insured, Series 2018-B, 5.00% 2035	750	868
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	500	584
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,061
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,000	1,158
County of Nassau, Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	528
County of Nassau, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 2035	600	579
County of Nassau, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 2046	705	665
City of New Rochelle, Local Dev. Rev. Bonds (Iona College Project), Series 2015-A, 5.00% 2045	250	271
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,139
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	1,000	1,182
New York City G.O. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2031	1,000	1,154
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2034	1,000	1,148
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,830
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	1,000	1,190
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2032	1,720	2,034
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	1,150	1,332
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	558
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	516
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	500	503
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	756

American Funds Tax-Exempt Fund of New York — Page 5 of 9

unaudited

Bonds, notes & other debt instruments (continued) New York (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	$885	$892
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	396
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	748
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,679
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	518
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2022	15	16
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	250	267
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-EE, 5.375% 2043	1,000	1,063
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-EE, 5.00% 2045	500	553
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-HH, 5.00% 2039	500	562
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 2047	1,055	1,189
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2033	750	880
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 2046	1,250	1,413
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-EE, 5.00% 2040	2,000	2,292
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.25% 2049	1,500	1,743
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2036	750	867
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2036	590	677
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	750	866
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	1,000	1,135
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2036	1,000	1,161
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	742
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025 (preref. 2020)	300	319
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,169
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	1,000	1,125
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	750	853
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2042	1,000	1,129
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 2042	1,080	1,115
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2036	2,380	2,781
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2026	1,000	1,189
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 20421	1,000	975
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 20241	650	644
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	671
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	557

American Funds Tax-Exempt Fund of New York — Page 6 of 9

unaudited

Bonds, notes & other debt instruments (continued) New York (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	$700	$777
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2025	500	571
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,951
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031 (preref. 2019)	250	254
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,146
Town of Southold, Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,536
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	850	906
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028 (preref. 2021)	150	162
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,053
County of Suffolk, Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	540	634
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	787
City of Syracuse, Industrial Dev. Agcy., Rev. Ref. Pilot Bonds (Carousel Center Project), Series 2016-A, AMT, 5.00% 2036	650	699
County of Tompkins, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca Inc.), Series 2014-A, 5.00% 2044	915	961
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2022	1,000	1,081
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2025	750	848
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	138
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	934
County of Westchester, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	107
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2037	1,000	1,104
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,000	1,086
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,256
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,062
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	485
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,021
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	566
		109,280
		222,730
Guam 1.10%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	568
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	535
Limited Obligation (Section 30) Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	500	538
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2040	500	536
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	250	268
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	270
		2,715

American Funds Tax-Exempt Fund of New York — Page 7 of 9

unaudited

Bonds, notes & other debt instruments (continued) Puerto Rico 1.13%	Principal amount (000)	Value (000)
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	$265	$270
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	660	677
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	200	208
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	771
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	250	246
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	250	260
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	344
		2,776
Total bonds, notes & other debt instruments (cost: $224,683,000)		228,221
Short-term securities 7.01%
Dormitory Auth., IAM Commercial Paper, Series 2002-C, 1.72% 2/5/2019	2,000	2,000
Dormitory Auth., IAM Commercial Paper, Series 2002-C, 1.77% 3/4/2019	2,000	2,000
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 2.15% 2030 (put 2019)4	3,000	3,000
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	1,500	1,517
New York City G.O. Bonds, Fiscal 2006, Series 2006-H-1, 1.63% 20362	1,000	1,000
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 1.60% 20492	300	300
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Fiscal 2019, Series 2019-A-4, 1.63% 20452	4,000	4,000
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 1.58% 20372	1,055	1,055
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 1.58% 20372	2,400	2,400
Total short-term securities (cost: $17,274,000)		17,272
Total investment securities 99.56% (cost: $241,957,000)		245,493
Other assets less liabilities 0.44%		1,094
Net assets 100.00%		$246,587

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,170,000, which represented 4.12% of the net assets of the fund.
2	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3	Step bond; coupon rate may change at a later date.
4	For short-term securities, the mandatory put date is considered to be the maturity date.

American Funds Tax-Exempt Fund of New York — Page 8 of 9

unaudited

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-041-0319O-S66009	American Funds Tax-Exempt Fund of New York — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds Tax-Exempt Fund of New York’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Tax-Exempt Fund of New York’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 29, 2019